UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-05443

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Investment Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos Sr., President
Calamos Advisors LLC,
2020 Calamos Court,
Naperville, Illinois
60563
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: October 31, 2011
DATE OF REPORTING PERIOD: January 31, 2011

Calamos Growth Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES			VALUE

COMMON STOCKS (97.3%)
		Consumer Discretionary (19.9%)
1,075,000		Abercrombie & Fitch Company - Class A	$54,190,750
2,084,500		Amazon.com, Inc.#	353,614,580
1,250,000		American Eagle Outfitters, Inc.	18,075,000
325,000		American Public Education, Inc.#	10,907,000
7,500,000	HKD	BYD Company, Ltd.	36,960,546
1,600,000		Chico’s FAS, Inc.	17,472,000
1,500,000		Crocs, Inc.#	24,585,000
900,000		Ctrip.com International, Ltd.#	37,044,000
1,400,000		Domino’s Pizza, Inc.#	22,960,000
2,750,000		Expedia, Inc.	69,190,000
2,100,000		Focus Media Holding, Ltd.#	52,311,000
1,200,000		Harman International Industries, Inc.#	51,984,000
700,000		Home Inns & Hotels Management, Inc.#	23,611,000
1,160,000		Imax Corp.#	29,684,400
425,000		ITT Educational Services, Inc.#	27,982,000
615,000		Las Vegas Sands Corp.#	28,591,350
750,000		Life Time Fitness, Inc.#	29,910,000
1,000,000		Lincoln Educational Services Corp.	15,100,000
681,766		Lululemon Athletica, Inc.#	46,823,689
1,100,000		Marriott International, Inc. - Class A	43,439,000
3,200,000		Melco Crown Entertainment, Ltd.#	24,832,000
1,500,000		MGM Resorts International#	22,245,000
305,000		NetFlix, Inc.#	65,294,400
950,000		NutriSystem, Inc.	18,012,000
900,000		Priceline.com, Inc.#	385,668,000
860,000		Scripps Networks Interactive Inc - Class A	39,990,000
1,200,000		Skechers U.S.A., Inc. - Class A#	24,684,000
3,325,000		Starbucks Corp.	104,837,250
770,000		Under Armour, Inc.#	46,092,200
700,000		Vitamin Shoppe, Inc.#	22,211,000
625,000		Weight Watchers International, Inc.	24,250,000
1,050,000		WMS Industries, Inc.#	44,047,500

			1,816,598,665

		Consumer Staples (3.3%)
2,600,000		Avon Products, Inc.	73,606,000
1,500,000		Companhia de Bebidas das Americas	40,050,000
900,000		Energizer Holdings, Inc.#	65,466,000
578,700		Hansen Natural Corp.#	32,777,568
690,000		Herbalife, Ltd.	45,077,700
850,000		Whole Foods Market, Inc.	43,953,500

			300,930,768

		Energy (7.6%)
1,500,000	GBP	AMEC, PLC	28,803,540
1,640,000		Apache Corp.	195,750,400
51,250,000	HKD	CNOOC, Ltd.	114,079,891
740,000		Complete Production Services, Inc.#	20,675,600
425,000		Concho Resources, Inc.#	40,906,250
380,000		Lufkin Industries, Inc.	25,353,600
2,600,000		National Oilwell Varco, Inc.	192,140,000
1,000,000		Patterson-UTI Energy, Inc.	23,340,000
1,900,000	GBP	Petrofac, Ltd.	47,585,429

			688,634,710

		Financials (4.3%)
1,175,000		AllianceBernstein Holding, LP	24,886,500
1,250,000		Apollo Investment Corp.	14,743,750
700,000		CBOE Holdings, Inc.	16,107,000
200,000		CME Group, Inc.	61,712,000
2,400,000		E-House China Holdings, Ltd.	34,416,000
745,000		IntercontinentalExchange, Inc.#	89,765,050
850,000		Investment Technology Group, Inc.#	15,665,500
3,750,000		Janus Capital Group, Inc.	48,412,500
1,600,000		KKR & Co., LP	23,984,000
1,400,000		Legg Mason, Inc.	46,382,000
1,200,000		optionsXpress Holdings, Inc.	17,832,000

			393,906,300

		Health Care (7.2%)
940,000		Acorda Therapeutics, Inc.#	20,633,000
1,142,903		Align Technology, Inc.#	23,806,669
1,750,000		CareFusion Corp.#	45,027,500
665,000		Emergency Medical Services Corp.#	44,887,500
630,000		Emergent Biosolutions, Inc.#	13,381,200
390,000		Gen-Probe, Inc.#	24,527,100
576,804		Hospira, Inc.#	31,856,885
350,000		IDEXX Laboratories, Inc.#	25,095,000
550,000		Illumina, Inc.#	38,137,000
1,060,000		Immucor, Inc.#	20,956,200
350,000		Intuitive Surgical, Inc.#	113,018,500
3,000,000		Nektar Therapeutics#	33,630,000
575,000		Novo Nordisk, A/S	65,049,750
735,000		NuVasive, Inc.#	20,539,575
1,000,000		PAREXEL International Corp.#	23,210,000
775,000		Thoratec Corp.#	18,282,250
370,000		United Therapeutics Corp.#	25,152,600
1,600,000		Warner Chilcott, PLC	38,384,000
1,550,000		WuXi PharmaTech Cayman, Inc.#	26,443,000

			652,017,729

See accompanying Notes to Schedule of Investments

Calamos Growth Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES			VALUE

		Industrials (7.7%)
2,035,000	CHF	ABB, Ltd.#	$48,076,724
779,200		American Superconductor Corp.#	21,248,784
1,088,000		Babcock & Wilcox Co.#	31,824,000
875,000		Dover Corp.	56,087,500
1,100,000		Eaton Corp.	118,756,000
1,632,300		Fluor Corp.	112,938,837
1,125,000		GrafTech International, Ltd.#	23,625,000
1,912,700	JPY	Komatsu, Ltd.	57,050,732
876,000		McDermott International, Inc.#	18,203,280
1,200,000		Orbital Sciences Corp.#	20,472,000
1,575,000		Parker-Hannifin Corp.	140,820,750
1,300,000		Titan International, Inc.	24,700,000
300,000		Valmont Industries, Inc.	27,882,000

			701,685,607

		Information Technology (40.1%)
2,115,000		Altera Corp.	79,460,550
300,000		Ancestry.com, Inc.#	10,680,000
1,300,750		Apple, Inc.#~	441,370,490
1,900,000		ASML Holding, NV	79,819,000
2,400,000		Atmel Corp.#	32,496,000
1,444,156		Autodesk, Inc.#	58,748,266
750,000		Blue Coat Systems, Inc.#	21,607,500
3,600,000		Cadence Design Systems, Inc.#	31,248,000
725,000		Cavium Networks, Inc.#	28,666,500
2,000,000		Check Point Software Technologies, Ltd.#	89,100,000
1,200,000		Cirrus Logic, Inc.#	25,236,000
3,825,000		Cisco Systems, Inc.#	80,898,750
1,825,000		Cognizant Technology Solutions Corp.#	133,133,750
1,325,000		Cree, Inc.#	66,899,250
2,700,000		Electronic Arts, Inc.#	42,093,000
4,350,000		EMC Corp.#	108,271,500
550,000		F5 Networks, Inc.#	59,609,000
1,000,000		Finisar Corp.#	33,300,000
475,000		First Solar, Inc.#	73,425,500
660,000		Google, Inc.#	396,237,600
1,980,000		Intel Corp.	42,490,800
395,445		Itron, Inc.#	22,943,719
2,000,000		Jabil Circuit, Inc.	40,420,000
650,000	KRW	LG Display Company, Ltd.	22,103,974
1,760,945		Longtop Financial Technologies, Ltd.#	57,935,090
3,650,800		Marvell Technology Group, Ltd.#	69,401,708
2,200,000		Mentor Graphics Corp.#	28,017,000
815,000		MercadoLibre, Inc.#	55,240,700
350,000		Motorola Mobility Holdings, Inc.#	9,754,500
400,000		Motorola Solutions, Inc.#	15,508,000
835,000		NETGEAR, Inc.#	28,936,925
2,900,000		NVIDIA Corp.#	69,368,000
921,000		OmniVision Technologies, Inc.#	23,789,430
5,600,000		Oracle Corp.	179,368,000
1,668,380		Parametric Technology Corp.#	37,088,087
700,000		Perfect World Company, Ltd.#	16,254,000
1,105,288		Plantronics, Inc.	39,127,195
750,000		Plexus Corp.#	20,280,000
1,550,000		Polycom, Inc.#	67,967,500
2,200,000		Power-One, Inc.#	23,540,000
3,535,000		QUALCOMM, Inc.	191,349,550
1,895,000		Rackspace Hosting, Inc.#	63,501,450
1,550,000		Riverbed Technology, Inc.#	55,598,500
800,000		Rofin-Sinar Technologies, Inc.#	31,280,000
720,000		Rovi Corp.#	44,467,200
1,500,000		Seagate Technology#	21,000,000
950,000		SINA Corp.#	80,987,500
700,000		Solera Holdings, Inc.	36,631,000
950,000		Sourcefire, Inc.#	23,379,500
1,300,000		Spreadtrum Communications, Inc.#	27,950,000
975,000		Taleo Corp.#	28,723,500
580,377		Trimble Navigation, Ltd.#	26,743,772
900,000		Trina Solar, Ltd.#	23,463,000
670,850		TriQuint Semiconductor, Inc.#	8,828,386
910,000		VanceInfo Technologies, Inc.#	31,759,000
2,000,000		Varian Semiconductor Equipment Associates, Inc.#	88,900,000
425,000		Veeco Instruments, Inc.#	18,385,500
555,000		VMware, Inc.#	47,463,600
896,621		Xyratex, Ltd.#	11,951,958
2,700,000		Yingli Green Energy Holding Company, Ltd.#	31,266,000

			3,655,464,700

		Materials (6.8%)
650,000		Agnico-Eagle Mines, Ltd.	44,486,000
500,000		Agrium, Inc.	44,195,000
1,575,000	GBP	Anglo American, PLC	77,219,073
2,300,000		Barrick Gold Corp.	109,273,000
1,020,700		Calgon Carbon Corp.#	14,555,182
223,100		Carpenter Technology Corp.	9,180,565
636,785		Cliffs Natural Resources, Inc.	54,419,646
300,000		FMC Corp.	22,818,000
780,000		Freeport-McMoRan Copper & Gold, Inc.	84,825,000
600,000		Mosaic Company	48,624,000
960,000		Pan American Silver Corp.	31,497,600
192,094		Schnitzer Steel Industries, Inc. - Class A	11,852,200
133,600	CAD	Silver Wheaton Corp.#	4,121,340
1,000,000	CAD	Teck Resources, Ltd. - Class B	60,568,233

			617,634,839

See accompanying Notes to Schedule of Investments

Calamos Growth Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES		VALUE

	Telecommunication Services (0.4%)
850,000	NII Holdings, Inc.#	$35,683,000

	TOTAL COMMON STOCKS (Cost $6,734,739,542)	8,862,556,318

NUMBER OF
CONTRACTS		VALUE

PURCHASED OPTIONS (0.0%)#
	Other (0.0%)
150,000	PowerShares QQQ Put, 03/19/11, Strike $44.00	1,275,000
6,600	S & P 500 Index Put, 03/19/11, Strike $950.00	643,500

	TOTAL PURCHASED OPTIONS (Cost $8,778,786)	1,918,500

NUMBER OF
SHARES		VALUE

SHORT TERM INVESTMENT (3.5%)
315,049,587	Fidelity Prime Money Market Fund - Institutional Class (Cost $315,049,587)	315,049,587

TOTAL INVESTMENTS (100.8%) (Cost $7,058,567,915)		9,179,524,405

LIABILITIES, LESS OTHER ASSETS (-0.8%)		(68,747,692)

NET ASSETS (100.0%)		$9,110,776,713

FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement	Local	Current	Unrealized
Short Contracts	Date	Currency	Value	Gain/Loss

Brazilian Real	04/28/11	48,616,000	$28,619,653	$(205,860)
British Pound Sterling	04/28/11	68,763,000	110,073,019	(3,825,177)
Canadian Dollar	04/28/11	47,400,000	47,248,409	192,248
Danish Krone	04/28/11	357,799,000	65,662,897	(3,191,989)
Hong Kong Dollar	04/28/11	895,816,000	114,998,181	333,531
Indian Rupee	04/28/11	4,664,615,000	99,998,637	683,750
Japanese Yen	04/28/11	4,054,266,000	49,428,137	(628,007)
South Korean Won	04/28/11	18,358,642,000	16,286,085	(22,948)
Swiss Franc	04/28/11	31,869,000	33,787,707	(703,780)

				$(7,368,232)

	Settlement	Local	Current	Unrealized
Long Contracts	Date	Currency	Value	Gain/Loss

Danish Krone	04/28/11	18,347,000	$3,367,022	$3,078
Indian Rupee	04/28/11	3,595,892,000	77,087,669	(293,445)
Japanese Yen	04/28/11	242,616,000	2,957,886	8,287

				$(282,080)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities aggregate a total value of $37,325,200.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar
CHF	Swiss Franc
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won

Note:  Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Value Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES			VALUE

COMMON STOCKS (99.3%)
		Consumer Discretionary (8.8%)
40,000		Carnival Corp.	$1,788,400
15,000		Nike, Inc. - Class B	1,237,200
45,000		Walt Disney Company	1,749,150

			4,774,750

		Consumer Staples (15.3%)
42,800		Coca-Cola Company~	2,689,980
96,000	GBP	Diageo, PLC	1,845,549
42,000	CHF	Nestlé, SA	2,269,084
26,000		Wal-Mart Stores, Inc.	1,457,820

			8,262,433

		Energy (9.4%)

26,000		ConocoPhillips	1,857,960
29,000		Devon Energy Corp.	2,572,010
20,000		Pride International, Inc.#	650,000

			5,079,970

		Financials (17.8%)
6,000		Arch Capital Group, Ltd.#	529,500
16,500		Franklin Resources, Inc.	1,990,725
23,000		JPMorgan Chase & Company	1,033,620
20,000		Legg Mason, Inc.	662,600
48,000		Leucadia National Corp.	1,560,960
17,000		Prudential Financial, Inc.	1,045,670
30,000		SEI Investments Company	694,500
9,000		Travelers Companies, Inc.	506,340
21,000		US Bancorp	567,000
32,000		Wells Fargo & Company	1,037,440

			9,628,355

		Health Care (6.8%)
10,500		Amgen, Inc.#	578,340
27,500		Johnson & Johnson	1,643,675
43,500		Merck & Company, Inc.	1,442,895

			3,664,910

		Industrials (12.2%)
35,000		Aecom Technology Corp.#	1,024,450
18,000		AGCO Corp.#	912,600
20,000		Dover Corp.	1,282,000
9,000		Eaton Corp.	971,640
11,000		FedEx Corp.	993,520
17,000		United Technologies Corp.	1,382,100

			6,566,310

		Information Technology (27.2%)
58,000		Activision Blizzard, Inc.	654,820
110,000		Cisco Systems, Inc.#	2,326,500
35,000		Corning, Inc.	777,350
89,000		Dell, Inc.#	1,171,240
87,600		eBay, Inc.#	2,659,536
111,000	SEK	LM Ericsson Telephone Company	1,368,499
70,000		Microsoft Corp.	1,940,750
60,000		Oracle Corp.	1,921,800
34,000		QUALCOMM, Inc.	1,840,420

			14,660,915

		Materials (1.8%)
11,000		Agrium, Inc.	972,290

		TOTAL COMMON STOCKS (Cost $44,311,850)	53,609,933

NUMBER OF
CONTRACTS			VALUE

PURCHASED OPTIONS (0.0%) #
		Other (0.0%)
80		S & P 500 Index Put, 03/19/11, Strike $950.00 (Cost $81,840)	7,800

NUMBER OF
SHARES			VALUE

SHORT TERM INVESTMENT (0.4%)
210,110		Fidelity Prime Money Market Fund - Institutional Class (Cost $210,110)	210,110

TOTAL INVESTMENTS (99.7%) (Cost $44,603,800)			53,827,843

OTHER ASSETS, LESS LIABILITIES (0.3%)			144,958

NET ASSETS (100.0%)			$53,972,801

NOTES TO SCHEDULE OF INVESTMENTS

~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities aggregate a total value of $499,658.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

CHF	Swiss Franc
GBP	British Pound Sterling
SEK	Swedish Krona

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Blue Chip Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES			VALUE

COMMON STOCKS (99.6%)
		Consumer Discretionary (9.4%)
17,000		Amazon.com, Inc.#	$2,883,880
5,500		Coach, Inc.	297,495
8,000		Nike, Inc. - Class B	659,840
4,700		Priceline.com, Inc.#	2,014,044
10,500		Starbucks Corp.	331,065

			6,186,324

		Consumer Staples (10.5%)
11,600	EUR	Anheuser-Busch InBev, NV	640,055
13,000		Archer-Daniels-Midland Company	424,710
36,000		Coca-Cola Company	2,262,600
10,800		Companhia de Bebidas das Americas	288,360
7,350	EUR	Danone, SA	441,887
14,400		Diageo, PLC	1,105,920
31,000		Wal-Mart Stores, Inc.	1,738,170

			6,901,702

		Energy (14.5%)
16,400		Apache Corp.	1,957,504
13,000		Baker Hughes, Inc.	890,630
5,000		Chevron Corp.	474,650
5,500		CNOOC, Ltd.	1,224,630
8,400		Exxon Mobil Corp.	677,712
24,000		Helmerich & Payne, Inc.	1,409,520
30,200		Marathon Oil Corp.	1,380,140
10,500		National Oilwell Varco, Inc.	775,950
8,000		Occidental Petroleum Corp.	773,440

			9,564,176

		Financials (2.8%)
13,000		Aflac, Inc.	748,540
6,500		Franklin Resources, Inc.	784,225
4,500		T. Rowe Price Group, Inc.	296,640

			1,829,405

		Health Care (6.0%)
2,000		Intuitive Surgical, Inc.#	645,820
21,000		Novo Nordisk, A/S	2,375,730
17,400		Teva Pharmaceutical Industries, Ltd.	950,910

			3,972,460

		Industrials (10.8%)
14,739		ABB, Ltd.#	348,872
12,000		Caterpillar, Inc.	1,164,120
8,000		Danaher Corp.	368,480
14,000		Dover Corp.	897,400
13,000		Eaton Corp.	1,403,480
12,500	JPY	Komatsu, Ltd.	372,842
8,000	EUR	Siemens, AG	1,025,548
19,000		United Technologies Corp.	1,544,700

			7,125,442

		Information Technology (39.9%)
13,600		Accenture, PLC - Class A	699,992
9,075		Apple, Inc.#~	3,079,329
29,000		Applied Materials, Inc.	455,010
26,200		ARM Holdings, PLC	656,048
19,000		ASML Holding, NV	798,190
10,457		Autodesk, Inc.#	425,391
6,200		Baidu.com, Inc.#	673,506
7,150		Check Point Software Technologies, Ltd.#	318,532
63,000		Cisco Systems, Inc.#	1,332,450
23,000		Cognizant Technology Solutions Corp.#	1,677,850
48,000		eBay, Inc.#	1,457,280
130,000		EMC Corp.#	3,235,700
4,800		Google, Inc.#~	2,881,728
66,000		Intel Corp.	1,416,360
6,500		Intuit, Inc.#	305,045
52,000		Microsoft Corp.	1,441,700
97,500		Oracle Corp.	3,122,925
24,000		QUALCOMM, Inc.	1,299,120
5,150		Rovi Corp.#	318,064
25,500	HKD	Tencent Holdings, Ltd.	665,465

			26,259,685

		Materials (5.7%)
38,000		Anglo American, PLC~	933,660
20,800		Barrick Gold Corp.	988,208
12,500		Freeport-McMoRan Copper & Gold, Inc.	1,359,375
8,500		Newmont Mining Corp.	468,095

			3,749,338

		TOTAL COMMON STOCKS (Cost $51,292,282)	65,588,532

NUMBER OF
CONTRACTS			VALUE

PURCHASED OPTIONS (0.1%)#
		Information Technology (0.0%)
62		Baidu.com, Inc. Put, 03/19/11, Strike $95.00	12,214

		Other (0.1%)
150		S & P 500 Index Put, 03/19/11, Strike $1,000.00	22,125

		TOTAL PURCHASED OPTIONS (Cost $54,896)	34,339

See accompanying Notes to Schedule of Investments

Calamos Blue Chip Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES		VALUE

SHORT TERM INVESTMENT (1.0%)
681,330	Fidelity Prime Money Market Fund - Institutional Class (Cost $681,330)	$681,330

TOTAL INVESTMENTS (100.7%) (Cost $52,028,508)		66,304,201

LIABILITIES, LESS OTHER ASSETS (-0.7%)		(464,923)

NET ASSETS (100.0%)		$65,839,278

FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement	Local	Current	Unrealized
Short Contracts	Date	Currency	Value	Gain/Loss

Brazilian Real	04/28/11	350,000	$206,041	$(1,482)
British Pound Sterling	04/28/11	1,306,000	2,090,592	(72,651)
Danish Krone	04/28/11	13,067,000	2,398,042	(116,573)
European Monetary Unit	04/28/11	1,488,000	2,035,100	(123,031)
Hong Kong Dollar	04/28/11	7,196,000	923,769	2,679
Indian Rupee	04/28/11	89,127,000	1,910,678	13,065
Japanese Yen	04/28/11	30,529,000	372,199	(4,729)
Swiss Franc	04/28/11	231,000	244,908	(5,095)

				$(307,817)

	Settlement	Local	Current	Unrealized
Long Contracts	Date	Currency	Value	Gain/Loss

Danish Krone	04/28/11	670,000	$122,958	$112
Indian Rupee	04/28/11	62,882,000	1,348,046	(6,109)
Japanese Yen	04/28/11	1,827,000	22,274	62

				$(5,935)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities aggregate a total value of $2,162,982.

FOREIGN CURRENCY ABBREVIATIONS

EUR	European Monetary Unit
HKD	Hong Kong Dollar
JPY	Japanese Yen

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Discovery Growth Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES		VALUE

COMMON STOCKS (97.8%)
	Consumer Discretionary (11.1%)
5,600	Buffalo Wild Wings, Inc.#	$245,112
5,000	E-Commerce China Dangdang, Inc.#	141,500
7,500	Global Education & Technology Group, Ltd.#	67,500
8,500	HSN, Inc.#	239,360
14,000	Imax Corp.#	358,260
6,000	Lululemon Athletica, Inc.#	412,080
10,000	Shutterfly, Inc.#	332,900
7,000	Steven Madden, Ltd.#	267,190
26,000	TAL Education Group#	338,000
10,000	Tesla Motors, Inc.#	241,000
14,000	Zumiez, Inc.#	325,080

		2,967,982

	Consumer Staples (3.5%)
22,000	National Beverage Corp.	295,900
8,300	USANA Health Sciences, Inc.#	314,736
6,100	Whole Foods Market, Inc.	315,431

		926,067

	Energy (5.2%)
14,700	Brigham Exploration Company#	435,267
3,100	CARBO Ceramics, Inc.	356,996
3,100	Core Laboratories, NV	282,906
18,000	Resolute Energy Corp.#	325,800

		1,400,969

	Financials (3.5%)
15,200	Cohen & Steers, Inc.	430,312
16,200	Och-Ziff Capital Management Group, LLC - Class A~	260,172
3,400	Portfolio Recovery Associates, Inc.#	245,276

		935,760

	Health Care (9.0%)
76,000	ARIAD Pharmaceuticals, Inc.#~	484,500
10,600	Bio-Reference Laboratories, Inc.#	244,754
13,500	Cepheid, Inc.#	320,760
30,000	Halozyme Therapeutics, Inc.#	200,100
11,700	Impax Laboratories, Inc.#	271,674
21,000	Incyte Corp.#	309,540
4,200	Perrigo Company	305,508
6,500	Sirona Dental Systems, Inc.#	284,765

		2,421,601

	Industrials (15.1%)
7,000	51job, Inc.#	378,070
16,400	Acacia Research Corp.#	400,160
10,600	Chart Industries, Inc.#	384,992
22,000	Colfax Corp.#	410,080
4,200	IHS, Inc. - Class A#	344,232
6,800	II-VI, Inc.#	335,784
12,500	Kadant, Inc.#	264,500
4,600	Navistar International Corp.#	298,310
4,000	Nordson Corp.	369,240
10,300	Polypore International, Inc.#	495,945
20,000	Titan International, Inc.	380,000

		4,061,313

	Information Technology (46.0%)
12,300	Ancestry.com, Inc.#	437,880
16,200	Aruba Networks, Inc.#	349,110
21,500	Aspen Technology, Inc.#~	304,225
30,000	Atmel Corp.#	406,200
22,500	AVX Corp.	352,800
6,600	Coherent, Inc.#	353,430
13,500	Constant Contact, Inc.#	377,865
39,000	Entropic Communications, Inc.#	427,830
18,000	iGATE Corp.	277,200
10,100	IPG Photonics Corp.#	349,965
3,800	Itron, Inc.#	220,476
21,500	Ixia#	338,195
34,000	LivePerson, Inc.#	372,980
8,300	LogMeIn, Inc.#	319,799
3,700	MAXIMUS, Inc.	251,045
4,100	MercadoLibre, Inc.#	277,898
15,500	Netscout Systems, Inc.#~	355,260
13,000	NetSuite, Inc.#	350,090
21,000	Newport Corp.#	368,550
39,000	NIC, Inc.	398,970
59,000	O2Micro International, Ltd.#~	389,400
32,000	Power-One, Inc.#	342,400
12,750	Progress Software Corp.#	365,160
10,000	QLIK Technologies, Inc.#	232,100
18,500	QuinStreet, Inc.#	416,435
35,000	Renesola, Ltd.#	369,950
22,000	Smith Micro Software, Inc.#	277,640
21,000	Spreadtrum Communications, Inc.#	451,500
11,000	SRA International, Inc. - Class A#	293,480
13,800	Synchronoss Technologies, Inc.#	392,748
21,800	Teradyne, Inc.#	363,624
18,000	TIBCO Software, Inc.#	395,640
10,500	Universal Display Corp.#	355,320

See accompanying Notes to Schedule of Investments

Calamos Discovery Growth Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES		VALUE

6,200	Veeco Instruments, Inc.#	$268,212
4,800	WebMD Health Corp.#	250,944
10,000	Youku.com, Inc.#	296,300

		12,350,621

	Materials (4.4%)
5,600	Albemarle Corp.	314,496
11,500	Allied Nevada Gold Corp.#	304,060
5,800	Kaiser Aluminum Corp.	276,718
9,000	Pan American Silver Corp.	295,290

		1,190,564

	TOTAL COMMON STOCKS (Cost $21,333,714)	26,254,877

NUMBER OF
CONTRACTS		VALUE

PURCHASED OPTIONS (0.1%)#
	Other (0.1%)
	iShares Russell 2000 Index Fund
800	Put, 02/19/11, Strike $65.00	6,800
650	Put, 03/19/11, Strike $57.00	6,500
500	Put, 03/31/11, Strike $65.00	25,250

	TOTAL PURCHASED OPTIONS (Cost $463,957)	38,550

NUMBER OF
SHARES		VALUE

SHORT TERM INVESTMENT (1.6%)
415,919	Fidelity Prime Money Market Fund - Institutional Class (Cost $415,919)	415,919

TOTAL INVESTMENTS (99.5%) (Cost $22,213,590)		26,709,346

OTHER ASSETS, LESS LIABILITIES (0.5%)		131,740

NET ASSETS (100.0%)		$26,841,086

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities aggregate a total value of $703,606.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES			VALUE

COMMON STOCKS (96.4%)
		Consumer Discretionary (6.5%)
260,000	JPY	ASICS Corp.	$3,461,359
18,000	EUR	Puma, AG Rudolf Dassler Sport	5,628,851
190,000	CHF	Swatch Group, AG	13,671,241

			22,761,451

		Consumer Staples (5.5%)
225,000	BRL	Companhia de Bebidas das Americas	6,045,622
73,000	EUR	Henkel, AG & Company KGaA	4,441,585
210,000	MXN	Kimberly-Clark de Mexico, SAB de CV - Class A	1,160,877
2,730,000	MXN	Wal-Mart de Mexico, SAB de CV	7,592,960

			19,241,044

		Energy (12.4%)
380,000	GBP	AMEC, PLC	7,296,897
270,000	INR	Cairn India, Ltd.#	1,938,949
3,099,946	HKD	CNOOC, Ltd.	6,900,322
32,000		Core Laboratories, NV	2,920,320
72,000	GBP	Petrofac, Ltd.	1,803,237
313,920	NOK	Subsea 7, SA	7,666,838
87,000	CAD	Suncor Energy, Inc.	3,602,157
130,000	CAD	Talisman Energy, Inc.	2,978,179
67,000	EUR	Technip, SA	6,509,014
28,000	EUR	Tecnicas Reunidas, SA	1,727,645

			43,343,558

		Financials (5.2%)
120,000	HKD	Hong Kong Exchanges and Clearing, Ltd.	2,765,006
285,000	GBP	Schroders, PLC	8,225,497
250,000	SGD	Singapore Exchange, Ltd.	1,660,905
215,000	GBP	Standard Chartered, PLC	5,599,357

			18,250,765

		Health Care (8.5%)
36,000		Covidien, PLC	1,708,920
65,000	EUR	DiaSorin S.p.A.	3,111,037
40,000	INR	Dr. Reddy’s Laboratories, Ltd.	1,413,738
220,000	SEK	Elekta, AB - Class B	8,910,166
185,000	INR	Glenmark Pharmaceuticals, Ltd.	1,241,166
117,000	DKK	Novo Nordisk, A/S - Class B	13,173,017

			29,558,044

		Industrials (8.0%)
310,000	CHF	ABB, Ltd.#	7,323,727
85,000	JPY	Asahi Diamond Industrial Company, Ltd.	1,703,286
270,000	JPY	Komatsu, Ltd.	8,053,379
25,000	EUR	Prosegur, Compania de Seguridad, SA	1,452,103
18,000	EUR	Schneider Electric, SA	2,802,485
158,823	INR	Siemens India, Ltd.	2,954,191
27,000	EUR	Siemens, AG	3,461,225

			27,750,396

		Information Technology (37.8%)
140,000		Accenture, PLC - Class A~	7,205,800
55,000	EUR	Aixtron, AG	2,271,006
1,890,000	GBP	ARM Holdings, PLC	15,570,767
210,000	EUR	ASML Holding, NV	8,804,750
513,000	GBP	Autonomy Corp., PLC#	12,297,531
130,000		Avago Technologies, Ltd.~	3,732,300
220,000	GBP	Aveva Group, PLC	5,826,818
128,000		Baidu.com, Inc.#	13,904,640
415,000	TWD	Catcher Technology Company, Ltd.	1,711,473
200,000		Check Point Software Technologies, Ltd.#~	8,910,000
38,000	EUR	Dassault Systemes, SA	2,983,652
66,000	EUR	Gemalto, NV	3,334,312
377,000	TWD	HTC Corp.	12,673,244
70,000		Infosys Technologies, Ltd.	4,739,700
75,000		Longtop Financial Technologies, Ltd.#	2,467,500
82,000		MercadoLibre, Inc.#~	5,557,960
37,000	JPY	Murata Manufacturing Company, Ltd.	2,809,580
18,000	EUR	Software, AG	2,844,501
220,000	INR	Tata Consultancy Services, Ltd.	5,565,959
330,000	HKD	Tencent Holdings, Ltd.	8,611,900

			131,823,393

		Materials (12.5%)
115,000	GBP	Anglo American, PLC	5,638,218
35,000	ZAR	AngloGold Ashanti, Ltd.	1,504,438
138,000	CAD	Barrick Gold Corp.	6,542,028
150,000	CAD	Goldcorp, Inc.	6,020,373
64,000	CAD	Inmet Mining Corp.	4,771,159
27,000	AUD	Rio Tinto, Ltd.	2,272,689
8,100	CHF	Syngenta, AG	2,612,170
110,000	CAD	Teck Resources, Ltd. - Class B	6,662,506
150,000	BRL	Vale, SA	5,136,327
45,000	NOK	Yara International, ASA	2,533,866

			43,693,774

		TOTAL COMMON STOCKS (Cost $250,416,766)	336,422,425

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

NUMBER OF
CONTRACTS		VALUE

PURCHASED OPTIONS (0.1%)#
	Information Technology (0.1%)
1,280	Baidu.com, Inc. Put, 03/19/11, Strike $100.00	$409,600

	Other (0.0%)
4,500	iShares MSCI EAFE Index Fund Put, 03/19/11, Strike $45.00	40,500
3,400	PowerShares QQQ Put, 03/19/11, Strike $43.00	23,800

		64,300

	TOTAL PURCHASED OPTIONS (Cost $1,392,357)	473,900

NUMBER OF
SHARES		VALUE

SHORT TERM INVESTMENT (3.8%)
13,352,548	Fidelity Prime Money Market Fund - Institutional Class (Cost $13,352,548)	13,352,548

TOTAL INVESTMENTS (100.3%) (Cost $265,161,671)		350,248,873

LIABILITIES, LESS OTHER ASSETS (-0.3)%		(1,137,064)

NET ASSETS (100.0%)		$349,111,809

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities aggregate a total value of $9,496,775.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwanese Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

	JANUARY 31, 2011 (UNAUDITED)
CURRENCY EXPOSURE	Value	% of Total Investments

US Dollar	$64,973,588	18.6%

British Pound Sterling	62,258,322	17.8%

European Monetary Unit	49,372,166	14.1%

Canadian Dollar	30,576,402	8.7%

Swiss Franc	23,607,138	6.7%

Hong Kong Dollar	18,277,228	5.2%

Japanese Yen	16,027,604	4.6%

New Taiwanese Dollar	14,384,717	4.1%

Danish Krone	13,173,017	3.8%

Indian Rupee	13,114,003	3.7%

Brazilian Real	11,181,949	3.2%

Norwegian Krone	10,200,704	2.9%

Swedish Krona	8,910,166	2.5%

Mexican Peso	8,753,837	2.5%

Australian Dollar	2,272,689	0.7%

Singapore Dollar	1,660,905	0.5%

South African Rand	1,504,438	0.4%

Total Investments	$350,248,873	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CONVERTIBLE BONDS (19.7%)
		Consumer Discretionary (1.8%)
12,000,000	HKD	Hengdeli Holdings, Ltd. 2.500%, 10/20/15	$1,788,039
5,000,000	HKD	Yue Yuen Industrial Holdings, Ltd. 0.000%, 11/17/11	750,427

			2,538,466

		Energy (6.5%)
1,600,000		Petrominerales, Ltd. 2.625%, 08/25/16	2,107,000
1,050,000		Premier Oil, PLC 2.875%, 06/27/14	1,457,360
200,000		Subsea 7, Inc. 3.500%, 10/13/14	315,517
3,200,000		Subsea 7, SA 2.250%, 10/11/13	3,882,254
1,140,000	EUR	Technip, SA 0.500%, 01/01/16	1,421,079

			9,183,210

		Industrials (3.2%)
900,000		Larsen & Toubro, Ltd. 3.500%, 10/22/14	1,058,919
900,000		Lonking Holdings, Ltd. 0.000%, 08/24/14	1,371,313
1,500,000		Tata Motors, Ltd. 0.000%, 07/12/12	1,996,806

			4,427,038

		Information Technology (2.4%)
		Acer, Inc.
900,000		0.000%, 08/10/17	1,011,420
300,000		0.000%, 08/10/15	328,680
525,000		Intel Corp. 3.250%, 08/01/39	637,219
1,200,000		SanDisk Corp. 1.500%, 08/15/17	1,306,500

			3,283,819

		Materials (5.5%)
900,000		Anglo American, PLC 4.000%, 05/07/14	1,662,800
1,900,000		AngloGold Ashanti, Ltd. 3.500%, 05/22/14	2,251,500
1,100,000		Goldcorp, Inc. 2.000%, 08/01/14	1,287,000
		Newmont Mining Corp.
575,000		1.250%, 07/15/14	769,062
280,000		1.625%, 07/15/17	378,350
240,000		3.000%, 02/15/12	306,300
		Sino-Forest Corp.*
650,000		5.000%, 08/01/13	836,062
230,000		4.250%, 12/15/16	292,388

			7,783,462

		Utilities (0.3%)
400,000		Tata Power Company, Ltd. 1.750%, 11/21/14	444,435

		TOTAL CONVERTIBLE BONDS (Cost $25,530,398)	27,660,430

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (3.6%)
		Energy (1.1%)
23,700		Apache Corp. 6.000%	1,550,928

		Materials (2.5%)
35,500		Vale, SA 6.750%	3,501,260

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,209,016)	5,052,188

COMMON STOCKS (71.3%)
		Consumer Discretionary (1.7%)
5,200	KRW	Hyundai Motor Company	832,656
13,000	CHF	Swatch Group, AG	935,401
180,000	HKD	Yue Yuen Industrial Holdings, Ltd.	619,613

			2,387,670

		Consumer Staples (10.8%)
15,000	EUR	Anheuser-Busch InBev, NV	827,657
16,000		Coca-Cola Company~	1,005,600
117,500	BRL	Companhia de Bebidas das Americas	3,157,158
16,000	EUR	Danone, SA	961,930
42,000	GBP	Diageo, PLC	807,428
12,700	EUR	Henkel, AG & Company KGaA	772,714
90,000	INR	Hindustan Unilever, Ltd.	533,044
157,000	MXN	Kimberly-Clark de Mexico, SAB de CV - Class A	867,894
16,500	BRL	Natura Cosméticos, SA	422,658
13,000	INR	Nestlé India, Ltd.	942,561
24,000	CHF	Nestlé, SA	1,296,619
1,275,000	MXN	Wal-Mart de Mexico, SAB de CV	3,546,163

			15,141,426

		Energy (3.7%)
82,000	INR	Cairn India, Ltd.#	588,866
1,504,997	HKD	CNOOC, Ltd.	3,350,047
14,700		Schlumberger, Ltd.	1,308,153

			5,247,066

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES			VALUE

		Financials (3.6%)
51,000	HKD	Hong Kong Exchanges and Clearing, Ltd.	$1,175,128
175,000	SGD	Singapore Exchange, Ltd.	1,162,634
103,000	GBP	Standard Chartered, PLC	2,682,482

			5,020,244

		Health Care (3.5%)
70,000	INR	Biocon, Ltd.	535,581
20,000	INR	Dr. Reddy’s Laboratories, Ltd.	706,869
100,000	INR	Glenmark Pharmaceuticals, Ltd.	670,901
26,500	DKK	Novo Nordisk, A/S - Class B	2,983,632

			4,896,983

		Industrials (6.6%)
55,000	CHF	ABB, Ltd.#	1,299,371
13,000		Eaton Corp.	1,403,480
130,000	HKD	Hutchison Whampoa, Ltd.	1,522,223
62,000	JPY	Komatsu, Ltd.	1,849,294
109,000	INR	Siemens India, Ltd.	2,027,457
9,500	EUR	Siemens, AG	1,217,839

			9,319,664

		Information Technology (33.4%)
393,343	TWD	Acer, Inc.	1,068,661
564,000	GBP	ARM Holdings, PLC	4,646,515
58,000		Avago Technologies, Ltd.~	1,665,180
57,000		Baidu.com, Inc.#	6,191,910
345,000	TWD	Catcher Technology Company, Ltd.	1,422,791
41,000		Check Point Software Technologies, Ltd.#	1,826,550
182,500	TWD	HTC Corp.	6,134,926
30,000		Infosys Technologies, Ltd.	2,031,300
35,000	TWD	Largan Precision Company, Ltd.	954,921
35,000		Longtop Financial Technologies, Ltd.#	1,151,500
54,000		MercadoLibre, Inc.#	3,660,120
3,500	KRW	NHN Corp.#	624,264
15,000		QUALCOMM, Inc.	811,950
2,400	KRW	Samsung Electronics Company, Ltd.	2,107,166
40,000		Spreadtrum Communications, Inc.#	860,000
535,649	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	1,392,876
100,000	INR	Tata Consultancy Services, Ltd.	2,529,981
229,000	HKD	Tencent Holdings, Ltd.	5,976,137
50,000	HKD	VTech Holdings, Ltd.	558,593
506,327	TWD	Wistron Corp.	988,244
100,000	HKD	ZTE Corp. - Class H	398,017

			47,001,602

		Materials (6.4%)
25,000	GBP	Anglo American, PLC	1,225,699
16,000		Freeport-McMoRan Copper & Gold, Inc.~	1,740,000
27,500	CAD	Goldcorp, Inc.	1,103,735
22,000	CAD	Inmet Mining Corp.	1,640,086
14,500	AUD	Rio Tinto, Ltd.	1,220,518
34,000	CAD	Teck Resources, Ltd. - Class B	2,059,320

			8,989,358

		Telecommunication Services (1.6%)
5,500		Millicom International Cellular, SA	512,875
101,000	ZAR	MTN Group, Ltd.	1,731,037

			2,243,912

		TOTAL COMMON STOCKS (Cost $78,559,565)	100,247,925

NUMBER OF
CONTRACTS			VALUE

PURCHASED OPTIONS (0.1%)#
		Information Technology (0.1%)
		Baidu.com, Inc.
500		Put, 03/19/11, Strike $100.00	160,000
70		Put, 03/19/11, Strike $90.00	8,085

			168,085

		Other (0.0%)
3,700		iShares MSCI EAFE Index Fund Put, 03/19/11, Strike $45.00	33,300
1,200		PowerShares QQQ Put, 03/19/11, Strike $43.00	8,400

			41,700

		TOTAL PURCHASED OPTIONS (Cost $760,706)	209,785

NUMBER OF
SHARES			VALUE

SHORT TERM INVESTMENT (3.8%)

5,408,136		Fidelity Prime Money Market Fund - Institutional Class (Cost $5,408,136)	5,408,136

TOTAL INVESTMENTS (98.5%) (Cost $114,467,821)			138,578,464

OTHER ASSETS, LESS LIABILITIES (1.5%)			2,060,586

NET ASSETS (100.0%)			$140,639,050

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2011, the value of 144A securities that could not be exchanged to the registered form is $1,128,450 or 0.8% of net assets.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities aggregate a total value of $866,888.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
SGD	Singapore Dollar
TWD	New Taiwanese Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

	JANUARY 31, 2011 (UNAUDITED)
CURRENCY EXPOSURE	Value	% of Total Investments

US Dollar	$58,539,612	42.2%

Hong Kong Dollar	16,138,224	11.6%

New Taiwanese Dollar	11,962,419	8.6%

British Pound Sterling	9,362,124	6.8%

Indian Rupee	8,535,260	6.2%

European Monetary Unit	5,201,219	3.8%

Canadian Dollar	4,803,141	3.5%

Mexican Peso	4,414,057	3.2%

Brazilian Real	3,579,816	2.6%

South Korean Won	3,564,086	2.6%

Swiss Franc	3,531,391	2.5%

Danish Krone	2,983,632	2.2%

Japanese Yen	1,849,294	1.3%

South African Rand	1,731,037	1.2%

Australian Dollar	1,220,518	0.9%

Singapore Dollar	1,162,634	0.8%

Total Investments	$138,578,464	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES			VALUE

COMMON STOCKS (96.6%)
		Consumer Discretionary (12.4%)
13,500		Amazon.com, Inc.#~	$2,290,140
1,800		NetFlix, Inc.#	385,344
5,150		Nike, Inc. - Class B	424,772
6,900		Priceline.com, Inc.#	2,956,788
1,600	EUR	Puma, AG Rudolf Dassler Sport	500,342
23,013	CHF	Swatch Group, AG	1,655,875

			8,213,261

		Consumer Staples (4.7%)
7,000		Coca-Cola Company	439,950
44,500	BRL	Companhia de Bebidas das Americas	1,195,690
6,600	EUR	Henkel, AG & Company KGaA	401,568
4,300		Herbalife, Ltd.	280,919
300,000	MXN	Wal-Mart de Mexico, SAB de CV	834,391

			3,152,518

		Energy (11.1%)
48,000	GBP	AMEC, PLC	921,713
7,500		Apache Corp.	895,200
394,994	HKD	CNOOC, Ltd.	879,237
2,800		Core Laboratories, NV	255,528
12,800		Helmerich & Payne, Inc.	751,744
8,000		Occidental Petroleum Corp.	773,440
11,000	GBP	Petrofac, Ltd.	275,495
3,600		Schlumberger, Ltd.	320,364
31,076	NOK	Subsea 7, SA	758,966
13,000	CAD	Suncor Energy, Inc.	538,253
10,450	EUR	Technip, SA	1,015,212

			7,385,152

		Financials (4.6%)
4,700		Franklin Resources, Inc.	567,055
39,000	GBP	Schroders, PLC	1,125,594
32,000	GBP	Standard Chartered, PLC	833,393
8,000		T. Rowe Price Group, Inc.	527,360

			3,053,402

		Health Care (8.1%)
2,000		Alexion Pharmaceuticals, Inc.#	167,640
17,000		Bruker Corp.#	297,500
20,000	SEK	Elekta, AB - Class B	810,015
8,100		Illumina, Inc.#	561,654
4,000		Intuitive Surgical, Inc.#	1,291,640
20,300	DKK	Novo Nordisk, A/S - Class B	2,285,575

			5,414,024

		Industrials (7.5%)
40,000	CHF	ABB, Ltd.#	944,997
15,000	JPY	Asahi Diamond Industrial Company, Ltd.	300,580
6,000		Eaton Corp.	647,760
44,800	JPY	Komatsu, Ltd.	1,336,264
10,200		Parker-Hannifin Corp.	911,982
6,500	EUR	Siemens, AG	833,258

			4,974,841

		Information Technology (38.9%)
11,000		Accenture, PLC - Class A	566,170
13,000		Altera Corp.	488,410
8,800		Apple, Inc.#~	2,986,016
358,000	GBP	ARM Holdings, PLC	2,949,383
37,500	EUR	ASML Holding, NV	1,572,277
91,500	GBP	Autonomy Corp., PLC#	2,193,419
23,000	GBP	Aveva Group, PLC	609,167
21,000		Baidu.com, Inc.#	2,281,230
24,700		Check Point Software Technologies, Ltd.#	1,100,385
5,000		Cognizant Technology Solutions Corp.#	364,750
30,000		EMC Corp.#	746,700
4,400		Google, Inc.#~	2,641,584
55,000	TWD	HTC Corp.	1,848,882
5,400		Intuit, Inc.#	253,422
12,200		MercadoLibre, Inc.#	826,916
46,500		Oracle Corp.	1,489,395
19,000		QUALCOMM, Inc.	1,028,470
9,000		Rovi Corp.#	555,840
41,500	HKD	Tencent Holdings, Ltd.	1,083,012
6,900		Veeco Instruments, Inc.#	298,494

			25,883,922

		Materials (9.3%)
18,500	GBP	Anglo American, PLC	907,018
21,650		Barrick Gold Corp.	1,028,591
5,700		Cliffs Natural Resources, Inc.	487,122
9,000		Freeport-McMoRan Copper & Gold, Inc.	978,750
23,500	CAD	Goldcorp, Inc.	943,192
9,300	CAD	Inmet Mining Corp.	693,309
13,000	CAD	Teck Resources, Ltd. - Class B	787,387
6,000	NOK	Yara International, ASA	337,849

			6,163,218

		TOTAL COMMON STOCKS (Cost $49,028,287)	64,240,338

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

NUMBER OF
CONTRACTS		VALUE

PURCHASED OPTIONS (0.1%)#
	Information Technology (0.1%)
210	Baidu.com, Inc. Put, 03/19/11, Strike $100.00	$67,200

	Other (0.0%)
1,100	iShares MSCI EAFE Index Fund Put, 03/19/11, Strike $45.00	9,900
50	S & P 500 Index Put, 03/19/11, Strike $950.00	4,875

		14,775

	TOTAL PURCHASED OPTIONS (Cost $282,291)	81,975

NUMBER OF
SHARES		VALUE

SHORT TERM INVESTMENT (5.4%)
3,581,544	Fidelity Prime Money Market Fund - Institutional Class (Cost $3,581,544)	3,581,544

TOTAL INVESTMENTS (102.1%) (Cost $52,892,122)		67,903,857

LIABILITIES, LESS OTHER ASSETS (-2.1)%		(1,378,187)

NET ASSETS (100.0%)		$66,525,670

FORWARD FOREIGN CURRENCY CONTRACTS

	Settlement	Local	Current	Unrealized
Short Contracts	Date	Currency	Value	Gain/Loss

Brazilian Real	04/28/11	1,430,000	$841,824	$(8,021)
British Pound Sterling	04/28/11	4,070,000	6,515,091	(61,414)
Canadian Dollar	04/28/11	2,024,000	2,017,527	18,837
Danish Krone	04/28/11	10,197,000	1,871,343	(48,741)
European Monetary Unit	04/28/11	2,738,000	3,744,693	(100,137)
Hong Kong Dollar	04/28/11	8,763,000	1,124,929	3,292
Indian Rupee	04/28/11	73,967,000	1,585,683	16,063
Japanese Yen	04/28/11	130,310,000	1,588,692	(17,528)
Mexican Peso	04/28/11	10,175,000	832,982	4,358
New Taiwanese Dollar	04/28/11	24,241,000	836,427	9,976
Norwegian Krone	04/28/11	4,380,000	755,066	(10,248)
Swedish Krona	04/28/11	4,770,000	737,002	(26,561)
Swiss Franc	04/28/11	1,710,000	1,812,952	(40,428)

				$(260,552)

	Settlement	Local	Current	Unrealized
Long Contracts	Date	Currency	Value	Gain/Loss

Indian Rupee	04/28/11	57,018,000	$1,222,335	$(4,653)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities aggregate a total value of $448,826.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
TWD	New Taiwanese Dollar

Note:  Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

	JANUARY 31, 2011 (UNAUDITED)
CURRENCY EXPOSURE	Value	% of Total Investments

US Dollar	$36,532,544	53.8%

British Pound Sterling	9,815,182	14.4%

European Monetary Unit	4,322,657	6.4%

Canadian Dollar	2,962,141	4.4%

Swiss Franc	2,600,872	3.8%

Danish Krone	2,285,575	3.4%

Hong Kong Dollar	1,962,249	2.9%

New Taiwanese Dollar	1,848,882	2.7%

Japanese Yen	1,636,844	2.4%

Brazilian Real	1,195,690	1.8%

Norwegian Krone	1,096,815	1.6%

Mexican Peso	834,391	1.2%

Swedish Krona	810,015	1.2%

Total Investments	$67,903,857	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CONVERTIBLE BONDS (36.2%)
		Consumer Discretionary (1.8%)
31,980,000		Omnicom Group, Inc. 0.000%, 07/01/38	$33,898,800
29,000,000		Priceline.com, Inc.* 1.250%, 03/15/15	45,095,000

			78,993,800

		Consumer Staples (0.5%)
17,500,000		Molson Coors Brewing Company 2.500%, 07/30/13	19,862,500

		Energy (1.7%)
18,800,000		Petrominerales, Ltd. 2.625%, 08/25/16	24,757,250
15,500,000		Pioneer Natural Resources Company 2.875%, 01/15/38	25,400,625
18,594,000		Superior Energy Services, Inc. 1.500%, 12/15/26	19,082,093
4,298,700	EUR	Technip, SA 0.500%, 01/01/16	5,358,588

			74,598,556

		Financials (0.6%)
16,747,000		Leucadia National Corp. 3.750%, 04/15/14	25,727,579

		Health Care (6.0%)
20,000,000		Amgen, Inc. 0.375%, 02/01/13	20,075,000
18,500,000		Endo Pharmaceuticals Holdings, Inc. 1.750%, 04/15/15	23,471,875
28,000,000		Gilead Sciences, Inc.* 1.625%, 05/01/16	30,100,000
20,000,000		Hologic, Inc. 2.000%, 12/15/37	22,875,000
26,000,000		Life Technologies Corp. 3.250%, 06/15/25	30,290,000
17,500,000		Medicis Pharmaceutical Corp. 2.500%, 06/04/32	18,309,375
29,845,000		Mylan, Inc. 1.250%, 03/15/12	33,836,769
25,588,000		Salix Pharmaceuticals, Ltd. 2.750%, 05/15/15	30,321,780
42,000,000		Teva Pharmaceutical Industries, Ltd. 0.250%, 02/01/26	51,817,500

			261,097,299

		Industrials (2.3%)
33,000,000		AGCO Corp. 1.250%, 12/15/36	45,127,500
40,700,000		Danaher Corp. 0.000%, 01/22/21	54,436,250

			99,563,750

		Information Technology (17.2%)
18,900,000	GBP	Autonomy Corp., PLC 3.250%, 03/04/15	33,080,917
33,275,000		Concur Technologies, Inc.* 2.500%, 04/15/15	39,638,844
98,780,000		EMC Corp. 1.750%, 12/01/13	160,023,600
34,500,000		Intel Corp. 3.250%, 08/01/39	41,874,375
13,927,000		Ixia* 3.000%, 12/15/15	15,163,021
17,500,000		Linear Technology Corp. 3.000%, 05/01/27	18,943,750
19,000,000		Microsoft Corp.* 0.000%, 06/15/13	20,401,250
48,000,000		NetApp, Inc. 1.750%, 06/01/13	85,020,000
47,654,000		Nuance Communications, Inc. 2.750%, 08/15/27	59,210,095
36,500,000		ON Semiconductor Corp. 2.625%, 12/15/26	45,898,750
11,460,000		RightNow Technologies, Inc.* 2.500%, 11/15/30	12,333,825
20,000,000		Rovi Corp.* 2.625%, 02/15/40	29,100,000
62,000,000		SanDisk Corp. 1.500%, 08/15/17	67,502,500
11,135,000		Symantec Corp. 1.000%, 06/15/13	12,888,763
30,500,000		VeriFone Systems, Inc. 1.375%, 06/15/12	33,816,875
21,000,000		WebMD Health Corp.* 2.500%, 01/31/18	21,131,250
36,865,000		Xilinx, Inc.* 2.625%, 06/15/17	45,943,006

			741,970,821

		Materials (6.1%)
14,340,000		Allegheny Technologies, Inc. 4.250%, 06/01/14	24,521,400
34,600,000		Anglo American, PLC 4.000%, 05/07/14	63,925,411
50,200,000		Goldcorp, Inc. 2.000%, 08/01/14	58,734,000
		Newmont Mining Corp.
33,689,000		1.250%, 07/15/14	45,059,037
28,500,000		1.625%, 07/15/17	38,510,625
25,460,000		3.000%, 02/15/12	32,493,325

			263,243,798

		TOTAL CONVERTIBLE BONDS (Cost $1,276,770,695)	1,565,058,103

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

SYNTHETIC CONVERTIBLE SECURITIES (6.9%)
Sovereign Bonds (6.0%)
39,000,000	AUD	Commonwealth of Australia 6.250%, 06/15/14	$40,291,538
6,500,000	BRL	Federal Republic of Brazil 10.000%, 01/01/12	38,493,281
40,000,000	CAD	Government of Canada 2.000%, 12/01/14	39,605,732
		Government of New Zealand
25,500,000	NZD	6.000%, 04/15/15	20,776,447
25,000,000	NZD	6.500%, 04/15/13	20,342,442
26,000,000	SGD	Government of Singapore 1.375%, 10/01/14	20,796,260
		Kingdom of Norway
100,000,000	NOK	5.000%, 05/15/15	18,611,265
97,000,000	NOK	6.500%, 05/15/13	18,210,300
280,000,000	SEK	Kingdom of Sweden 3.000%, 07/12/16	43,129,807

		TOTAL SOVEREIGN BONDS	260,257,072

NUMBER OF
CONTRACTS			VALUE

Purchased Options (0.9%) #
		Consumer Discretionary (0.4%)
6,000		Coach, Inc. Call, 01/19/13, Strike $55.00	5,340,000
625		Priceline.com, Inc. Call, 01/21/12, Strike $280.00	10,143,750

			15,483,750

		Information Technology (0.5%)
920		Apple, Inc. Call, 01/19/13, Strike $290.00	8,339,800
		Google, Inc.
725		Call, 01/21/12, Strike $530.00	7,616,125
285		Call, 01/21/12, Strike $460.00	4,494,450

			20,450,375

		TOTAL PURCHASED OPTIONS	35,934,125

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $266,060,619)	296,191,197

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (7.3%)
		Consumer Staples (2.3%)
2,368,122		Archer-Daniels-Midland Company 6.250%	98,798,050

		Energy (2.2%)
1,480,000		Apache Corp. 6.000%	96,851,200

		Financials (1.6%)
690,000		Affiliated Managers Group, Inc. 5.150%	$28,635,000
41,000		Wells Fargo & Company 7.500%	42,742,500

			71,377,500

		Materials (1.2%)
498,800		Vale, SA 6.750%	49,841,008

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $241,113,472)	316,867,758

COMMON STOCKS (46.4%)
		Consumer Discretionary (3.6%)
654,986		Amazon.com, Inc.#	111,111,825
570,000		Nike, Inc. - Class B	47,013,600

			158,125,425

		Consumer Staples (3.0%)
1,050,000		Coca-Cola Company	65,992,500
1,230,000	GBP	Diageo, PLC	23,646,095
740,000		Wal-Mart Stores, Inc.	41,491,800

			131,130,395

		Energy (6.3%)
325,000		Baker Hughes, Inc.	22,265,750
19,250,000	HKD	CNOOC, Ltd.	42,849,520
940,000		Helmerich & Payne, Inc.	55,206,200
480,000		Occidental Petroleum Corp.	46,406,400
1,908,437		Pride International, Inc.#	62,024,202
270,000		Schlumberger, Ltd.	24,027,300
600,000		Superior Energy Services, Inc.#	21,072,000

			273,851,372

		Financials (2.9%)
300,000		Affiliated Managers Group, Inc.#	30,549,000
375,000		Franklin Resources, Inc.	45,243,750
784,100		T. Rowe Price Group, Inc.	51,687,872

			127,480,622

		Health Care (2.1%)
925,000		Johnson & Johnson	55,287,250
1,014,154		Merck & Company, Inc.	33,639,488

			88,926,738

		Industrials (7.6%)
290,000		Caterpillar, Inc.	28,132,900
765,000		Dover Corp.	49,036,500
950,000		Eaton Corp.	102,562,000
300,000		Parker-Hannifin Corp.	26,823,000

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES			VALUE

170,000	EUR	Siemens, AG	$21,792,902
1,213,000		United Technologies Corp.	98,616,900

			326,964,202

		Information Technology (19.7%)
1,100,000		Accenture, PLC - Class A	56,617,000
685,000		Altera Corp.	25,735,450
2,600,000		Applied Materials, Inc.	40,794,000
3,900,000		ARM Holdings, PLC	97,656,000
1,100,000		Autodesk, Inc.#	44,748,000
1,230,000	GBP	Autonomy Corp., PLC#	29,485,307
475,000		Check Point Software Technologies, Ltd.#	21,161,250
2,000,000		Cisco Systems, Inc.#	42,300,000
3,120,000		eBay, Inc.#	94,723,200
706,000	TWD	HTC Corp.	23,732,919
1,575,000		Intel Corp.	33,799,500
2,880,325		Microsoft Corp.	79,857,011
3,318,600		Oracle Corp.	106,294,758
1,910,000		QUALCOMM, Inc.	103,388,300
560,000		Teradata Corp.#	24,074,400
710,000		VeriFone Systems, Inc.#	28,357,400

			852,724,495

		Materials (1.2%)
460,000		Freeport-McMoRan Copper & Gold, Inc.	50,025,000

		TOTAL COMMON STOCKS (Cost $1,534,027,777)	2,009,228,249

NUMBER OF
CONTRACTS			VALUE

PURCHASED OPTIONS (0.0%) #
		Other (0.0%)
		S & P 500 Index
6,000		Put, 03/19/11, Strike $950.00	585,000
1,500		Put, 03/19/11, Strike $1,000.00	221,250

		TOTAL PURCHASED OPTIONS (Cost $6,517,545)	806,250

NUMBER OF
SHARES			VALUE

SHORT TERM INVESTMENT (3.0%)
130,539,021		Fidelity Prime Money Market Fund - Institutional Class (Cost $130,539,021)	130,539,021

TOTAL INVESTMENTS (99.8%) (Cost $3,455,029,129)			4,318,690,578

OTHER ASSETS, LESS LIABILITIES (0.2)%			9,641,282

NET ASSETS (100.0%)			$4,328,331,860

NUMBER OF
CONTRACTS			VALUE

WRITTEN OPTIONS (-0.1%)#
		Materials (-0.1%)
1,737		Allegheny Technologies, Inc. Call, 01/21/12, Strike $60.00 (Premium $1,143,241)	$(2,214,675)

FORWARD FOREIGN CURRENCY CONTRACTS

	Settlement	Local	Current	Unrealized
Short Contracts	Date	Currency	Value	Gain/Loss

British Pound Sterling	04/28/11	107,368,000	$171,870,336	$(5,972,711)
Canadian Dollar	04/28/11	14,491,000	14,444,656	58,773
European Monetary Unit	04/28/11	18,532,000	25,345,745	(1,257,203)
Hong Kong Dollar	04/28/11	251,272,000	32,256,426	93,554
Indian Rupee	04/28/11	4,634,395,000	$99,350,790	679,320

				$(6,398,267)

	Settlement	Local	Current	Unrealized
Long Contracts	Date	Currency	Value	Gain/Loss

Indian Rupee	04/28/11	2,207,206,000	$47,317,430	$(174,366)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2011, the value of 144A securities that could not be exchanged to the registered form is $258,906,196 or 6.0% of net assets.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CONVERTIBLE BONDS (37.7%)
		Consumer Discretionary (3.1%)
46,000,000	HKD	Hengdeli Holdings, Ltd. 2.500%, 10/20/15	$6,854,150
15,100,000		Omnicom Group, Inc. 0.000%, 07/01/38	16,006,000
13,000,000		Priceline.com, Inc.* 1.250%, 03/15/15	20,215,000
43,100,000	HKD	Yue Yuen Industrial Holdings, Ltd. 0.000%, 11/17/11	6,468,678

			49,543,828

		Energy (6.8%)
10,000,000		Petrominerales, Ltd. 2.625%, 08/25/16	13,168,750
10,700,000		Pioneer Natural Resources Company 2.875%, 01/15/38	17,534,625
2,800,000		Subsea 7, Inc. 3.500%, 10/13/14	4,417,238
36,200,000		Subsea 7, SA 2.250%, 10/11/13	43,917,997
6,694,000		Superior Energy Services, Inc. 1.500%, 12/15/26	6,869,718
19,000,000	EUR	Technip, SA 0.500%, 01/01/16	23,684,644

			109,592,972

		Financials (1.7%)
13,400,000		Affiliated Managers Group, Inc. 3.950%, 08/15/38	15,493,750
4,500,000	EUR	Industrivarden, AB 2.500%, 02/27/15	7,498,616
3,310,000		Leucadia National Corp. 3.750%, 04/15/14	5,084,988

			28,077,354

		Health Care (3.1%)
16,340,000		Amgen, Inc. 0.375%, 02/01/13	16,401,275
6,550,000		Gilead Sciences, Inc.* 1.625%, 05/01/16	7,041,250
6,555,000		Salix Pharmaceuticals, Ltd. 2.750%, 05/15/15	7,767,675
		Teva Pharmaceutical Industries, Ltd.
10,350,000		1.750%, 02/01/26	11,198,700
5,900,000		0.250%, 02/01/26	7,279,125

			49,688,025

		Industrials (1.8%)
6,900,000		Danaher Corp. 0.000%, 01/22/21	9,228,750
5,000,000		Larsen & Toubro, Ltd. 3.500%, 10/22/14	5,882,883
560,000,000	JPY	Nidec Corp. 0.000%, 09/18/15	7,236,745
5,200,000		Tata Motors, Ltd. 0.000%, 07/12/12	6,922,261

			29,270,639

		Information Technology (13.9%)
		Acer, Inc.
5,700,000		0.000%, 08/10/17	6,405,660
1,000,000		0.000%, 08/10/15	1,095,600
17,750,000	GBP	Autonomy Corp., PLC 3.250%, 03/04/15	31,068,057
30,000,000		EMC Corp. 1.750%, 12/01/13	48,600,000
12,400,000		Intel Corp. 3.250%, 08/01/39	15,050,500
7,250,000		Linear Technology Corp. 3.000%, 05/01/27	7,848,125
14,800,000		Microsoft Corp.* 0.000%, 06/15/13	15,891,500
16,760,000		NetApp, Inc. 1.750%, 06/01/13	29,686,150
6,400,000		Rovi Corp.* 2.625%, 02/15/40	9,312,000
20,650,000		SanDisk Corp. 1.500%, 08/15/17	22,482,687
4,214,000		Symantec Corp. 1.000%, 06/15/13	4,877,705
9,792,000		VeriFone Systems, Inc. 1.375%, 06/15/12	10,856,880
		Xilinx, Inc.
12,200,000		3.125%, 03/15/37	13,969,000
6,778,000		2.625%, 06/15/17*	8,447,083

			225,590,947

		Materials (7.3%)
16,300,000		Anglo American, PLC 4.000%, 05/07/14	30,115,150
11,000,000		AngloGold Ashanti, Ltd. 3.500%, 05/22/14	13,035,000
32,000,000		Goldcorp, Inc. 2.000%, 08/01/14	37,440,000
		Newmont Mining Corp.
11,366,000		1.625%, 07/15/17	15,358,308
5,740,000		3.000%, 02/15/12	7,325,675
4,800,000		1.250%, 07/15/14	6,420,000
		Sino-Forest Corp.*
4,048,000		4.250%, 12/15/16	5,146,020
3,040,000		5.000%, 08/01/13	3,910,200

			118,750,353

		TOTAL CONVERTIBLE BONDS (Cost $530,888,079)	610,514,118

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

SYNTHETIC CONVERTIBLE SECURITIES (7.8%)
Sovereign Bonds (6.8%)
12,000,000	AUD	Commonwealth of Australia 6.250%, 06/15/14	$12,397,396
		Federal Republic of Brazil
1,400,000	BRL	10.000%, 01/01/12	8,290,861
800,000	BRL	10.000%, 01/01/13	4,613,067
27,000,000	CAD	Government of Canada 2.000%, 12/01/14	26,733,869
		Government of New Zealand
10,000,000	NZD	6.000%, 04/15/15	8,147,626
7,800,000	NZD	6.500%, 04/15/13	6,346,842
19,800,000	SGD	Government of Singapore 1.375%, 10/01/14	15,837,152
		Kingdom of Norway
32,000,000	NOK	5.000%, 05/15/15	5,955,605
30,000,000	NOK	6.500%, 05/15/13	5,632,051
105,000,000	SEK	Kingdom of Sweden 3.000%, 07/12/16	16,173,678

		TOTAL SOVEREIGN BONDS	110,128,147

NUMBER OF
CONTRACTS			VALUE

Purchased Options (1.0%)#
		Consumer Discretionary (0.3%)
265		Priceline.com, Inc. Call, 01/21/12, Strike $280.00	4,300,950

		Information Technology (0.4%)
215		Apple, Inc. Call, 01/19/13, Strike $290.00	1,948,975
		Google, Inc.
150		Call, 01/21/12, Strike $600.00	960,750
150		Call, 01/21/12, Strike $530.00	1,575,750
4,000		Oracle Corp. Call, 01/19/13, Strike $30.00	2,520,000

			7,005,475

		Materials (0.3%)
200	GBP	Anglo American, PLC Call, 12/16/11, Strike $2,800.00	1,728,397
2,500		Barrick Gold Corp. Call, 01/19/13, Strike $50.00	1,906,250
1,760		Rio Tinto, PLC Call, 01/21/12, Strike $70.00	1,584,000

			5,218,647

		TOTAL PURCHASED OPTIONS	16,525,072

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $116,945,481)	126,653,219

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (5.7%)
		Consumer Staples (1.9%)
751,000		Archer-Daniels-Midland Company 6.250%	$31,331,720

		Energy (1.5%)
365,000		Apache Corp. 6.000%	23,885,600

		Materials (2.3%)
367,500		Vale, SA 6.750%	36,571,500

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $75,987,763)	91,788,820

COMMON STOCKS (46.7%)
		Consumer Discretionary (3.2%)
655,620	CHF	Swatch Group, AG	47,174,414
1,592,304	HKD	Yue Yuen Industrial Holdings, Ltd.	5,481,178

			52,655,592

		Consumer Staples (7.6%)
280,000	EUR	Anheuser-Busch InBev, NV	15,449,605
280,000		Coca-Cola Company	17,598,000
112,000	EUR	Danone, SA	6,733,509
770,000	GBP	Diageo, PLC	14,802,840
575,000	CHF	Nestlé, SA	31,064,837
410,000	SEK	Swedish Match, AB	11,813,633
445,000		Wal-Mart Stores, Inc.	24,951,150

			122,413,574

		Energy (4.6%)
15,199,605	HKD	CNOOC, Ltd.	33,833,547
118,000		Core Laboratories, NV	10,768,680
96,000		Schlumberger, Ltd.	8,543,040
320,000	CAD	Suncor Energy, Inc.	13,249,313
215,000		Superior Energy Services, Inc.#	7,550,800

			73,945,380

		Financials (3.0%)
82,000		Affiliated Managers Group, Inc.#	8,350,060
103,000		Franklin Resources, Inc.	12,426,950
605,000	GBP	Schroders, PLC	17,461,144
425,000	GBP	Standard Chartered, PLC	11,068,496

			49,306,650

		Health Care (5.3%)
277,000		Amgen, Inc.#	15,257,160
345,000		Covidien, PLC	16,377,150
480,000	DKK	Novo Nordisk, A/S - Class B	54,043,146

			85,677,456

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES			VALUE

		Industrials (5.2%)
738,000	CHF	ABB, Ltd.#	$17,435,195
224,000		Eaton Corp.	24,183,040
72,000	JPY	Nidec Corp.	6,807,886
79,000	EUR	Schneider Electric, SA	12,299,796
190,000	EUR	Siemens, AG	24,356,773

			85,082,690

		Information Technology (15.4%)
2,660,000	TWD	Acer, Inc.	7,226,872
9,104,000	GBP	ARM Holdings, PLC	75,003,314
445,000	EUR	ASML Holding, NV	18,657,685
248,938		Autodesk, Inc.#	10,126,798
1,035,000	GBP	Autonomy Corp., PLC#	24,810,807
330,000		Check Point Software Technologies, Ltd.#	14,701,500
883,000	TWD	HTC Corp.	29,682,956
210,000		Infosys Technologies, Ltd.	14,219,100
560,000		Microsoft Corp.	15,526,000
465,000		QUALCOMM, Inc.	25,170,450
370,000		VeriFone Systems, Inc.#	14,777,800

			249,903,282

		Materials (2.4%)
160,000		Freeport-McMoRan Copper & Gold, Inc.	17,400,000
342,000	CAD	Teck Resources, Ltd. - Class B	20,714,336

			38,114,336

		TOTAL COMMON STOCKS (Cost $596,571,126)	757,098,960

NUMBER OF
CONTRACTS			VALUE

PURCHASED OPTIONS (0.0%)#
		Information Technology (0.0%)
		Xilinx, Inc.
2,000		Put, 06/18/11, Strike $23.00	40,000
1,400		Put, 03/19/11, Strike $17.50	2,800

			42,800

		Other (0.0%)
33,400		iShares MSCI EAFE Index Fund Put, 03/19/11, Strike $45.00	300,600
1,400		S & P 500 Index Put, 03/19/11, Strike $950.00	136,500

			437,100

		TOTAL PURCHASED OPTIONS (Cost $4,859,395)	479,900

NUMBER OF
SHARES			VALUE

SHORT TERM INVESTMENT (2.3%)
37,771,255		Fidelity Prime Money Market Fund - Institutional Class (Cost $37,771,255)	$37,771,255

TOTAL INVESTMENTS (100.2%) (Cost $1,363,023,099)			1,624,306,272

LIABILITIES, LESS OTHER ASSETS (-0.2)%			(2,716,761)

NET ASSETS (100.0%)			$1,621,589,511

FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement	Local	Current	Unrealized
Short Contracts	Date	Currency	Value	Gain/Loss

British Pound Sterling	04/28/11	96,456,000	$154,402,850	$(1,455,464)
Canadian Dollar	04/28/11	36,298,000	36,181,914	345,681
Danish Krone	04/28/11	291,339,000	53,466,227	(1,392,587)
European Monetary Unit	04/28/11	72,928,000	99,741,771	(2,493,677)
Hong Kong Dollar	04/28/11	310,405,000	39,847,480	116,599
Indian Rupee	04/28/11	2,337,369,000	50,107,826	507,584
Japanese Yen	04/28/11	1,175,151,000	14,327,014	(159,590)
New Taiwanese Dollar	04/28/11	741,372,000	25,580,788	305,106
Norwegian Krone	04/28/11	263,531,000	45,429,956	(616,561)
Swedish Krona	04/28/11	153,911,000	23,780,453	(857,024)
Swiss Franc	04/28/11	63,614,000	98,427,411	(1,503,338)

				$(7,203,271)

	Settlement	Local	Current	Unrealized
Long Contracts	Date	Currency	Value	Gain/Loss

Indian Rupee	04/28/11	936,614,000	$20,078,854	$(72,372)
Norwegian Krone	04/28/11	79,722,000	13,743,229	203,840
Swedish Krona	04/28/11	36,248,000	5,600,599	172,867

				$304,335

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2011, the value of 144A securities that could not be exchanged to the registered form is $69,963,053 or 4.3% of net assets.
#	Non-income producing security.

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

	JANUARY 31, 2011 (UNAUDITED)
CURRENCY EXPOSURE	Value	% of Total Investments

US Dollar	$930,467,556	57.3%

British Pound Sterling	175,943,055	10.8%

European Monetary Unit	108,680,628	6.7%

Swiss Franc	95,674,446	5.9%

Canadian Dollar	60,697,518	3.7%

Danish Krone	54,043,146	3.3%

Hong Kong Dollar	52,637,553	3.2%

New Taiwanese Dollar	36,909,828	2.3%

Swedish Krona	27,987,311	1.7%

Singapore Dollar	15,837,152	1.0%

New Zealand Dollar	14,494,468	0.9%

Japanese Yen	14,044,631	0.9%

Brazilian Real	12,903,928	0.8%

Australian Dollar	12,397,396	0.8%

Norwegian Krone	11,587,656	0.7%

Total Investments	$1,624,306,272	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CONVERTIBLE BONDS (61.0%)
		Consumer Discretionary (4.4%)
		Interpublic Group of Companies, Inc.
21,500,000		4.250%, 03/15/23	$23,730,625
16,303,000		4.750%, 03/15/23	19,054,131
16,000,000		Omnicom Group, Inc. 0.000%, 07/01/38	16,960,000
32,000,000		Priceline.com, Inc.* 1.250%, 03/15/15	49,760,000
5,711,000		RadioShack Corp.* 2.500%, 08/01/13	5,853,775
42,000,000		Stanley Black & Decker, Inc.‡ 0.000%, 05/17/12	49,245,000

			164,603,531

		Consumer Staples (1.4%)
15,000,000		Molson Coors Brewing Company - Class B 2.500%, 07/30/13	17,025,000
28,000,000		Tyson Foods, Inc. - Series A 3.250%, 10/15/13	33,460,000

			50,485,000

		Energy (5.9%)
24,850,000		Alpha Natural Resources, Inc. 2.375%, 04/15/15	31,404,188
4,442,000		Bristow Group, Inc. 3.000%, 06/15/38	4,525,288
40,750,000		Chesapeake Energy Corp. 2.750%, 11/15/35	44,774,062
12,000,000		Oil States International, Inc. 2.375%, 07/01/25	25,875,000
26,000,000		Pioneer Natural Resources Company 2.875%, 01/15/38	42,607,500
21,504,000		SM Energy Company 3.500%, 04/01/27	26,664,960
18,000,000		Subsea 7, SA 2.250%, 10/11/13	21,837,678
15,805,000		Superior Energy Services, Inc. 1.500%, 12/15/26	16,219,881
3,684,600	EUR	Technip, SA 0.500%, 01/01/16	4,593,076

			218,501,633

		Financials (0.9%)
10,500,000		Janus Capital Group, Inc. 3.250%, 07/15/14	12,547,500
14,250,000		Leucadia National Corp. 3.750%, 04/15/14	21,891,562

			34,439,062

		Health Care (13.1%)
29,440,000		Allergan, Inc. 1.500%, 04/01/26	33,561,600
14,500,000		AMERIGROUP Corp. 2.000%, 05/15/12	18,922,500
17,300,000		Amgen, Inc. 0.375%, 02/01/13	17,364,875
17,882,000		Beckman Coulter, Inc. 2.500%, 12/15/36	20,005,488
29,190,000		Cephalon, Inc. 2.500%, 05/01/14	32,437,387
31,460,000		Endo Pharmaceuticals Holdings, Inc. 1.750%, 04/15/15	39,914,875
71,852,000		Gilead Sciences, Inc.* 1.625%, 05/01/16	77,240,900
18,597,000		Hologic, Inc. 2.000%, 12/15/37	21,270,319
32,000,000		Kinetic Concepts, Inc. 3.250%, 04/15/15	35,840,000
		Life Technologies Corp.
24,765,000		1.500%, 02/15/24	29,346,525
4,100,000		3.250%, 06/15/25	4,776,500
44,000,000		Mylan, Inc. 1.250%, 03/15/12	49,885,000
14,750,000		Salix Pharmaceuticals, Ltd. 2.750%, 05/15/15	17,478,750
56,552,000		Teva Pharmaceutical Industries, Ltd. 0.250%, 02/01/26	69,771,030
16,000,000		Volcano Corp. 2.875%, 09/01/15	18,160,000

			485,975,749

		Industrials (4.1%)
38,250,000		Danaher Corp. 0.000%, 01/22/21	51,159,375
23,628,000		EnerSys 3.375%, 06/01/38	26,876,850
40,000,000		Navistar International Corp. 3.000%, 10/15/14	58,250,000
1,300,000,000	JPY	Nidec Corp. 0.000%, 09/18/15	16,799,586

			153,085,811

		Information Technology (26.2%)
		Acer, Inc.
13,500,000		0.000%, 08/10/17	15,171,300
2,500,000		0.000%, 08/10/15	2,739,000
		Anixter International, Inc.
26,150,000		1.000%, 02/15/13	30,464,750
6,000,000		0.000%, 07/07/33	6,082,500
20,000,000	GBP	Autonomy Corp., PLC 3.250%, 03/04/15	35,006,262
35,900,000		CACI International, Inc. 2.125%, 05/01/14	42,137,625
107,000,000		EMC Corp. 1.750%, 12/01/13	173,340,000
10,300,000		Informatica Corp. 3.000%, 03/15/26	23,870,250

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

90,000,000		Intel Corp. 3.250%, 08/01/39	$109,237,500
5,097,000		Itron, Inc. 2.500%, 08/01/26	5,421,934
32,000,000		Linear Technology Corp. 3.000%, 05/01/27	34,640,000
45,500,000		Microsoft Corp.* 0.000%, 06/15/13	48,855,625
46,949,000		NetApp, Inc. 1.750%, 06/01/13	83,158,416
24,305,000		ON Semiconductor Corp. 2.625%, 12/15/26	30,563,537
32,000,000		Rovi Corp.* 2.625%, 02/15/40	46,560,000
		SanDisk Corp.
75,000,000		1.500%, 08/15/17	81,656,250
37,000,000		1.000%, 05/15/13	35,797,500
68,250,000		Symantec Corp. 1.000%, 06/15/13	78,999,375
14,000,000		SYNNEX Corp.* 4.000%, 05/15/18	18,060,000
		Xilinx, Inc.
45,203,000		2.625%, 06/15/17*	56,334,239
13,250,000		3.125%, 03/15/37	15,171,250

			973,267,313

		Materials (5.0%)
17,797,000		Allegheny Technologies, Inc. 4.250%, 06/01/14	30,432,870
19,300,000		Anglo American, PLC 4.000%, 05/07/14	35,657,816
27,500,000		AngloGold Ashanti, Ltd. 3.500%, 05/22/14	32,587,500
12,500,000		Goldcorp, Inc. 2.000%, 08/01/14	14,625,000
		Newmont Mining Corp.
24,750,000		1.250%, 07/15/14	33,103,125
22,000,000		3.000%, 02/15/12	28,077,500
9,100,000		1.625%, 07/15/17	12,296,375

			186,780,186

		TOTAL CONVERTIBLE BONDS (Cost $1,916,141,395)	2,267,138,285

SYNTHETIC CONVERTIBLE SECURITIES (9.9%)
Sovereign Bonds (8.2%)
		Commonwealth of Australia
30,000,000	AUD	6.250%, 06/15/14	30,993,490
17,800,000	AUD	5.500%, 12/15/13	17,997,874
		Federal Republic of Brazil
3,250,000	BRL	10.000%, 01/01/13	18,740,585
2,500,000	BRL	10.000%, 01/01/12	14,805,108
68,000,000	CAD	Government of Canada 2.000%, 12/01/14	67,329,745
		Government of New Zealand
22,000,000	NZD	6.000%, 04/15/15	17,924,778
19,000,000	NZD	6.500%, 04/15/13	15,460,256
42,000,000	SGD	Government of Singapore 1.375%, 10/01/14	33,593,959
		Kingdom of Norway
120,000,000	NOK	6.500%, 05/15/13	22,528,206
115,000,000	NOK	5.000%, 05/15/15	21,402,955
290,000,000	SEK	Kingdom of Sweden 3.000%, 07/12/16	44,670,157

		TOTAL SOVEREIGN BONDS	305,447,113

NUMBER OF
CONTRACTS			VALUE

Purchased Options (1.7%)#
		Consumer Discretionary (0.3%)
1,400		Amazon.com, Inc. Call, 01/19/13, Strike $165.00	5,064,500
5,000		Coach, Inc. Call, 01/19/13, Strike $55.00	4,450,000

			9,514,500

		Consumer Staples (0.2%)
8,500		Wal-Mart Stores, Inc. Call, 01/21/12, Strike $50.00	6,035,000

		Energy (0.1%)
3,955		Baker Hughes, Inc. Call, 01/19/13, Strike $65.00	5,568,640

		Financials (0.2%)
2,800		Franklin Resources, Inc. Call, 01/21/12, Strike $100.00	7,462,000

		Information Technology (0.7%)
7,500		Altera Corp. Call, 01/21/12, Strike $35.00	4,650,000
700		Apple, Inc. Call, 01/19/13, Strike $320.00	5,202,750
8,800		Check Point Software Technologies, Ltd. Call, 01/21/12, Strike $40.00	6,380,000
9,000		Oracle Corp. Call, 01/19/13, Strike $30.00	5,670,000
16,500		Symantec Corp. Call, 01/19/13, Strike $17.50	5,445,000

			27,347,750

		Materials (0.2%)
5,600		Barrick Gold Corp. Call, 01/19/13, Strike $50.00	4,270,000

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

NUMBER OF
CONTRACTS			VALUE

2,200		Freeport-McMoRan Copper & Gold, Inc. Call, 01/19/13, Strike $30.00	$3,817,000

			8,087,000

		TOTAL PURCHASED OPTIONS	64,014,890

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $351,064,783)	369,462,003

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (9.0%)
		Consumer Discretionary (0.3%)
99,303		Stanley Black & Decker, Inc. 4.750%	11,591,639

		Consumer Staples (3.1%)
2,315,000		Archer-Daniels-Midland Company 6.250%	96,581,800
200,000		Bunge, Ltd. 4.875%	19,425,000

			116,006,800

		Energy (2.1%)
1,150,000		Apache Corp. 6.000%	75,256,000

		Financials (1.9%)
425,000		Affiliated Managers Group, Inc. 5.150%	17,637,500
226,580		Reinsurance Group of America, Inc. 5.750%	16,973,108
33,250		Wells Fargo & Company 7.500%	34,663,125

			69,273,733

		Materials (1.6%)
602,860		Vale, SA 6.750%	59,941,398

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $272,979,577)	332,069,570

COMMON STOCKS (17.2%)
		Consumer Discretionary (1.0%)
90,000		Amazon.com, Inc.#	15,267,600
300,000	CHF	Swatch Group, AG	21,586,169

			36,853,769

		Consumer Staples (0.4%)
350,000		Molson Coors Brewing Company	16,404,500

		Energy (2.9%)
200,000		Bristow Group, Inc.#	10,298,000
790,000		Helmerich & Payne, Inc.	46,396,700
350,000		Occidental Petroleum Corp.	33,838,000
500,000		Superior Energy Services, Inc.#	17,560,000

			108,092,700

		Financials (1.1%)
420,000		Affiliated Managers Group, Inc.#	42,768,600

		Health Care (0.5%)
325,000		Amgen, Inc.#	17,901,000

		Industrials (4.6%)
470,000		Eaton Corp.	50,741,200
170,000	JPY	Nidec Corp.	16,074,174
525,000		Parker-Hannifin Corp.	46,940,250
300,000	EUR	Siemens, AG	38,458,063
225,000		United Technologies Corp.	18,292,500

			170,506,187

		Information Technology (6.7%)
6,400,000	TWD	Acer, Inc.	17,387,962
2,900,000		Applied Materials, Inc.	45,501,000
870,000		Autodesk, Inc.#	35,391,600
675,000	GBP	Autonomy Corp., PLC#	16,180,961
1,710,000		Cisco Systems, Inc.#	36,166,500
27,000		Google, Inc.#	16,209,720
1,250,000		Microsoft Corp.	34,656,250
850,000		QUALCOMM, Inc.	46,010,500

			247,504,493

		TOTAL COMMON STOCKS (Cost $515,180,923)	640,031,249

NUMBER OF
CONTRACTS			VALUE

PURCHASED OPTIONS (0.1%)#
		Information Technology (0.0%)
		Xilinx, Inc.
2,200		Put, 06/18/11, Strike $23.00	44,000
1,500		Put, 03/19/11, Strike $17.50	3,000

			47,000

		Other (0.1%)
		S & P 500 Index
3,100		Put, 03/19/11, Strike $950.00	302,250
1,000		Put, 03/19/11, Strike $1,000.00	147,500
94,000		SPDR Trust Series 1 Put, 03/19/11, Strike $107.00	2,538,000

			2,987,750

		TOTAL PURCHASED OPTIONS (Cost $35,497,126)	3,034,750

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES		VALUE

SHORT TERM INVESTMENT (3.0%)
112,456,814	Fidelity Prime Money Market Fund - Institutional Class (Cost $112,456,814)	$112,456,814

TOTAL INVESTMENTS (100.2%) (Cost $3,203,320,618)		3,724,192,671

LIABILITIES, LESS OTHER ASSETS (-0.2)%		(8,180,067)

NET ASSETS (100.0%)		$3,716,012,604

NUMBER OF
CONTRACTS		VALUE

WRITTEN OPTIONS (-0.1%)#
	Materials (-0.1%)
2,150	Allegheny Technologies, Inc. Call, 01/21/12, Strike $60.00 (Premium $1,415,065)	(2,741,250)

FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement	Local	Current	Unrealized
Short Contracts	Date	Currency	Value	Gain/Loss

British Pound Sterling	04/28/11	43,305,000	$69,320,886	$(653,447)
European Monetary Unit	04/28/11	29,252,000	40,007,216	(894,206)
Japanese Yen	04/28/11	2,751,505,000	33,545,349	(373,664)
New Taiwanese Dollar	04/28/11	650,446,000	22,443,417	267,686
Norwegian Krone	04/28/11	113,394,000	19,547,926	(265,298)
Swiss Franc	04/28/11	14,128,000	14,978,591	(333,788)

				$(2,252,717)

	Settlement	Local	Current	Unrealized
Long Contracts	Date	Currency	Value	Gain/Loss

Norwegian Krone	04/28/11	44,114,000	$7,604,787	$80,835

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2011, the value of 144A securities that could not be exchanged to the registered form is $302,664,539 or 8.1% of net assets.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2011.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

CORPORATE BONDS (49.1%)
	Consumer Discretionary (6.3%)
1,000,000	DIRECTV Financing Company, Inc. 4.750%, 10/01/14	$1,073,141
1,000,000	DIRECTV Holdings, LLC 3.550%, 03/15/15	1,020,738
1,500,000	Expedia, Inc. 5.950%, 08/15/20	1,530,000
1,500,000	Hasbro, Inc. 6.125%, 05/15/14	1,641,834
250,000	J.C. Penney Company, Inc. 9.000%, 08/01/12	271,250
2,000,000	McDonald’s Corp. 3.500%, 07/15/20	1,947,276
500,000	NetFlix, Inc. 8.500%, 11/15/17	567,500
1,500,000	Omnicom Group, Inc. 4.450%, 08/15/20	1,475,382
500,000	Time Warner, Inc. 3.150%, 07/15/15	509,370
1,500,000	Walt Disney Company 6.375%, 03/01/12	1,591,162
2,000,000	Yum! Brands, Inc. 3.875%, 11/01/20	1,919,576

		13,547,229

	Consumer Staples (4.4%)
1,000,000	Altria Group, Inc. 9.250%, 08/06/19	1,284,777
1,000,000	Anheuser-Busch InBev, NV 3.000%, 10/15/12	1,033,121
2,000,000	Coca-Cola Company 3.625%, 03/15/14	2,121,256
1,700,000	General Mills, Inc. 5.250%, 08/15/13	1,868,067
1,000,000	Kellogg Company 4.450%, 05/30/16	1,086,246
1,000,000	Philip Morris International, Inc. 6.875%, 03/17/14	1,155,296
1,000,000	Sara Lee Corp. 4.100%, 09/15/20	962,577

		9,511,340

	Energy (3.6%)
1,000,000	ConocoPhillips 5.750%, 02/01/19	1,138,898
438,000	Dresser-Rand Group, Inc. 7.375%, 11/01/14	451,688
814,000	Frontier Oil Corp. 6.875%, 11/15/18	842,490
1,000,000	Hess Corp. 8.125%, 02/15/19	1,271,140
1,000,000	Noble Holding International, Ltd. 3.450%, 08/01/15	1,027,697
1,000,000	Pride International, Inc. 8.500%, 06/15/19	1,190,000
1,000,000	Rowan Companies, Inc. 7.875%, 08/01/19	1,179,169
500,000	Tennessee Gas Pipeline Company 8.000%, 02/01/16	590,872

		7,691,954

	Financials (5.5%)
1,000,000	Aon Corp. 5.000%, 09/30/20	1,012,542
1,500,000	Berkshire Hathaway Finance Corp. 5.000%, 08/15/13	1,638,407
1,000,000	BlackRock, Inc. 3.500%, 12/10/14	1,048,066
250,000	CME Group Index Services, LLC* 4.400%, 03/15/18	255,897
1,000,000	CME Group, Inc. 5.750%, 02/15/14	1,118,789
1,000,000	Franklin Resources, Inc. 3.125%, 05/20/15	1,020,133
1,500,000	JPMorgan Chase & Company‡ 1.103%, 01/24/14	1,503,069
2,000,000	MetLife, Inc.*‡ 1.053%, 01/10/14	1,995,954
1,000,000	Prudential Financial, Inc. 4.750%, 09/17/15	1,069,507
1,000,000	US Bancorp 4.200%, 05/15/14	1,077,042

		11,739,406

	Health Care (4.9%)
1,500,000	Biogen Idec, Inc. 6.000%, 03/01/13	1,614,660
2,000,000	Express Scripts, Inc. 5.250%, 06/15/12	2,106,214
	Life Technologies Corp.
1,000,000	3.500%, 01/15/16	1,001,068
500,000	3.375%, 03/01/13	511,818
500,000	Mylan, Inc.* 7.625%, 07/15/17	547,500
1,000,000	Pfizer, Inc. 5.350%, 03/15/15	1,126,033
2,000,000	St. Jude Medical, Inc. 3.750%, 07/15/14	2,122,500
1,500,000	Teva Pharmaceutical Industries, Ltd. 3.000%, 06/15/15	1,536,447

		10,566,240

	Industrials (5.9%)
1,500,000	Eaton Corp. 5.750%, 07/15/12	1,601,829
1,500,000	Emerson Electric Company 4.125%, 04/15/15	1,603,677

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

1,500,000	Goodrich Corp. 6.125%, 03/01/19	$1,689,993
1,000,000	ITT Corp. 6.125%, 05/01/19	1,134,017
1,500,000	Joy Global, Inc. 6.000%, 11/15/16	1,650,546
1,000,000	Northrop Grumman Corp. 3.700%, 08/01/14	1,052,790
1,495,000	Parker-Hannifin Corp. 5.500%, 05/15/18	1,675,586
500,000	Tyco International, Ltd. 8.500%, 01/15/19	642,268
1,500,000	United Parcel Service, Inc. 3.875%, 04/01/14	1,613,530

		12,664,236

	Information Technology (11.1%)
1,000,000	Adobe Systems, Inc. 3.250%, 02/01/15	1,021,264
	Agilent Technologies, Inc.
1,500,000	5.500%, 09/14/15	1,634,407
500,000	6.500%, 11/01/17	560,952
500,000	2.500%, 07/15/13	506,741
2,000,000	Amphenol Corp. 4.750%, 11/15/14	2,148,420
	Brocade Communications Systems, Inc.
500,000	6.625%, 01/15/18	533,750
100,000	6.875%, 01/15/20	107,000
1,000,000	CA, Inc. 5.375%, 12/01/19	1,031,830
2,000,000	Cisco Systems, Inc. 5.500%, 02/22/16	2,282,334
1,500,000	Corning, Inc. 4.250%, 08/15/20	1,491,264
2,000,000	eBay, Inc. 3.250%, 10/15/20	1,840,922
2,000,000	Hewlett-Packard Company 2.125%, 09/13/15	1,978,262
1,050,000	International Business Machines Corp. 2.100%, 05/06/13	1,076,250
1,000,000	Jabil Circuit, Inc. 7.750%, 07/15/16	1,140,000
	Lexmark International, Inc.
1,500,000	6.650%, 06/01/18	1,621,743
500,000	5.900%, 06/01/13	533,566
1,500,000	National Semiconductor Corp. 3.950%, 04/15/15	1,529,914
1,500,000	Oracle Corp. 3.750%, 07/08/14	1,599,816
1,000,000	Xerox Corp. 4.250%, 02/15/15	1,053,758

		23,692,193

	Materials (5.9%)
1,000,000	Allegheny Technologies, Inc. 9.375%, 06/01/19	1,244,227
1,000,000	Anglo American, PLC* 9.375%, 04/08/14	1,217,802
1,000,000	Barrick Gold Corp. 6.950%, 04/01/19	1,219,583
1,500,000	BHP Billiton, Ltd. 6.500%, 04/01/19	1,779,120
1,000,000	Dow Chemical Company 4.850%, 08/15/12	1,054,518
1,500,000	Newmont Mining Corp. 5.125%, 10/01/19	1,629,859
1,500,000	Potash Corp. of Saskatchewan Inc. 3.250%, 12/01/17	1,483,641
750,000	Sealed Air Corp. 7.875%, 06/15/17	839,144
1,000,000	Vale Capital, Ltd. 5.625%, 09/15/19	1,063,327
1,000,000	Vale Overseas, Ltd. 4.625%, 09/15/20	986,314

		12,517,535

	Telecommunication Services (1.5%)
1,000,000	AT&T, Inc. 5.800%, 02/15/19	1,122,979
2,000,000	Cellco Partnership/Verizon Wireless Capital, LLC 3.750%, 05/20/11	2,019,462

		3,142,441

	TOTAL CORPORATE BONDS (Cost $99,917,907)	105,072,574

CONVERTIBLE BONDS (3.3%)
	Energy (0.8%)
1,600,000	Chesapeake Energy Corp. 2.750%, 11/15/35	1,758,000

	Information Technology (2.5%)
1,500,000	Anixter International, Inc. 1.000%, 02/15/13	1,747,500
1,605,000	Symantec Corp. 1.000%, 06/15/13	1,857,787
1,400,000	Xilinx, Inc.* 2.625%, 06/15/17	1,744,750

		5,350,037

	TOTAL CONVERTIBLE BONDS (Cost $7,019,415)	7,108,037

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

SOVEREIGN BONDS (20.9%)
8,900,000	AUD	Commonwealth of Australia 6.250%, 06/15/14	$9,194,735
200,000	BRL	Federal Republic of Brazil 10.000%, 01/01/12	1,184,409
8,150,000	CAD	Government of Canada 3.000%, 06/01/14	8,376,265
11,350,000	NZD	Government of New Zealand 6.000%, 04/15/15	9,247,556
50,000,000	NOK	Kingdom of Norway 6.000%, 05/16/11	8,747,429
50,800,000	SEK	Kingdom of Sweden 3.000%, 07/12/16	7,824,979

		TOTAL SOVEREIGN BONDS (Cost $40,831,499)	44,575,373

U.S. GOVERNMENT AND AGENCY SECURITIES (16.6%)
		United States Treasury Note
10,000,000		0.750%, 11/30/11	10,042,970
9,000,000		1.000%, 12/31/11	9,061,173
7,000,000		1.875%, 06/15/12	7,143,556
5,000,000		2.625%, 07/31/14	5,244,530
4,000,000		1.000%, 07/31/11	4,016,564

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $35,138,106)	35,508,793

RESIDENTIAL MORTGAGE BACKED SECURITIES (7.2%)
		Federal National Mortgage Association
3,555,504		6.000%, 06/01/37	3,893,038
3,345,608		5.000%, 02/01/39	3,538,653
2,115,969		5.611%, 11/01/37‡	2,257,071
1,976,577		5.500%, 06/01/37	2,114,937
976,024		6.500%, 03/01/38	1,087,025
919,145		6.000%, 05/01/37	1,006,403
764,349		4.692%, 05/01/38‡	804,659
540,622		6.500%, 06/01/36	605,991

		TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $14,491,693)	15,307,777

NUMBER OF
SHARES			VALUE

SHORT TERM INVESTMENT (2.1%)
4,527,712		Fidelity Prime Money Market Fund - Institutional Class
		(Cost $4,527,712)	$4,527,712

TOTAL INVESTMENTS (99.2%) (Cost $201,926,332)			212,100,266

OTHER ASSETS, LESS LIABILITIES (0.8)%			1,737,209

NET ASSETS (100.0%)			$213,837,475

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2011, the value of 144A securities that could not be exchanged to the registered form is $5,761,903 or 2.7% of net assets.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2011.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

See accompanying Notes to Schedule of Investments

Calamos High Yield Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

CORPORATE BONDS (81.9%)
	Consumer Discretionary (10.4%)
206,000	Dana Holding Corp. 6.750%, 02/15/21	$210,120
2,775,000	DISH Network Corp. 7.875%, 09/01/19	2,951,906
3,000,000	Exide Technologies* 8.625%, 02/01/18	3,176,250
	General Motors Corp.**
2,500,000	7.200%, 01/15/11	900,000
200,000	7.125%, 07/15/13	72,000
1,500,000	Goodyear Tire & Rubber Company 8.250%, 08/15/20	1,578,750
3,000,000	Hanesbrands, Inc. 8.000%, 12/15/16	3,255,000
2,000,000	Liberty Media Corp. 8.250%, 02/01/30	1,955,000
	Royal Caribbean Cruises, Ltd.
2,750,000	7.500%, 10/15/27	2,739,688
1,000,000	7.250%, 03/15/18	1,085,000
	Service Corp. International
2,750,000	7.500%, 04/01/27	2,695,000
1,370,000	7.000%, 05/15/19	1,414,525
1,130,000	8.000%, 11/15/21	1,240,175
2,500,000	Speedway Motorsports, Inc. 8.750%, 06/01/16	2,737,500
3,720,000	Wynn Las Vegas, LLC 7.750%, 08/15/20	3,961,800

		29,972,714

	Consumer Staples (0.7%)
1,695,000	Darling International, Inc.* 8.500%, 12/15/18	1,839,075
150,000	Elizabeth Arden, Inc.* 7.375%, 03/15/21	154,125

		1,993,200

	Energy (16.2%)
	Arch Coal, Inc.
1,700,000	8.750%, 08/01/16	1,891,250
1,070,000	7.250%, 10/01/20	1,131,525
	Berry Petroleum Company
1,850,000	10.250%, 06/01/14	2,141,375
1,150,000	8.250%, 11/01/16	1,216,125
2,666,000	Brigham Exploration Company* 8.750%, 10/01/18	2,939,265
2,775,000	Bristow Group, Inc. 7.500%, 09/15/17	2,941,500
2,000,000	Carrizo Oil & Gas, Inc.* 8.625%, 10/15/18	2,110,000
2,900,000	Complete Production Services, Inc. 8.000%, 12/15/16	3,066,750
2,920,000	Concho Resources, Inc. 8.625%, 10/01/17	3,226,600
1,500,000	EXCO Resources, Inc. 7.500%, 09/15/18	1,507,500
	Frontier Oil Corp.
5,750,000	8.500%, 09/15/16	6,238,750
1,303,000	6.875%, 11/15/18	1,348,605
3,245,000	Holly Corp. 9.875%, 06/15/17	3,593,837
2,250,000	Petroplus Holdings, AG* 9.375%, 09/15/19	2,205,000
1,800,000	Pride International, Inc. 8.500%, 06/15/19	2,142,000
	Swift Energy Company
2,875,000	7.125%, 06/01/17	2,950,469
2,660,000	8.875%, 01/15/20	2,926,000
1,530,000	Trinidad Drilling, Ltd.* 7.875%, 01/15/19	1,591,200
1,430,000	Whiting Petroleum Corp. 6.500%, 10/01/18	1,481,838

		46,649,589

	Financials (6.2%)
2,134,000	AON Corp. 8.205%, 01/01/27	2,362,596
3,000,000	Janus Capital Group, Inc. 6.950%, 06/15/17	3,173,850
	Leucadia National Corp.
5,370,000	8.125%, 09/15/15	5,933,850
1,154,000	7.125%, 03/15/17	1,205,930
2,800,000	Nuveen Investments, Inc. 10.500%, 11/15/15	2,898,000
	OMEGA Healthcare Investors, Inc.
1,790,000	7.500%, 02/15/20	1,897,400
425,000	6.750%, 10/15/22*	421,813

		17,893,439

	Health Care (7.9%)
1,765,000	Bio-Rad Laboratories, Inc. 8.000%, 09/15/16	1,954,738
2,500,000	Community Health Systems, Inc. 8.875%, 07/15/15	2,646,875
2,654,000	DaVita, Inc. 6.625%, 11/01/20	2,707,080
3,000,000	Endo Pharmaceuticals Holdings, Inc.* 7.000%, 12/15/20	3,120,000
3,000,000	Giant Funding Corp.* 8.250%, 02/01/18	3,123,750
1,500,000	HealthSouth Corp. 7.250%, 10/01/18	1,543,125
	Mylan, Inc.*
700,000	7.875%, 07/15/20	777,875
690,000	7.625%, 07/15/17	755,550
1,300,000	Talecris Biotherapeutics Holdings Corp. 7.750%, 11/15/16	1,430,000
1,600,000	Valeant Pharmaceuticals International, Inc.* 6.750%, 10/01/17	1,656,000

See accompanying Notes to Schedule of Investments

Calamos High Yield Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

3,000,000	Warner Chilcott Company, LLC* 7.750%, 09/15/18	$3,135,000

		22,849,993

	Industrials (17.0%)
	BE Aerospace, Inc.
3,300,000	8.500%, 07/01/18	3,605,250
187,000	6.875%, 10/01/20	194,948
	Belden, Inc.
3,050,000	7.000%, 03/15/17	3,111,000
275,000	9.250%, 06/15/19	305,937
1,125,000	Clean Harbors, Inc. 7.625%, 08/15/16	1,198,125
3,665,000	Deluxe Corp. 7.375%, 06/01/15	3,820,762
1,706,000	Dycom Investments, Inc.* 7.125%, 01/15/21	1,740,120
1,140,000	Esterline Technologies Corp. 7.000%, 08/01/20	1,182,750
1,325,000	FTI Consulting, Inc. 7.750%, 10/01/16	1,397,875
2,425,000	General Cable Corp. 7.125%, 04/01/17	2,509,875
3,194,000	GeoEye, Inc. 8.625%, 10/01/16	3,393,625
1,850,000	Great Lakes Dredge & Dock Corp.* 7.375%, 02/01/19	1,877,750
1,508,000	Interline Brands, Inc. 7.000%, 11/15/18	1,557,010
	Oshkosh Corp.
3,970,000	8.500%, 03/01/20	4,456,325
590,000	8.250%, 03/01/17	650,475
2,700,000	Spirit AeroSystems Holdings, Inc. 7.500%, 10/01/17	2,882,250
800,000	Terex Corp. 8.000%, 11/15/17	832,000
3,000,000	Titan International, Inc.* 7.875%, 10/01/17	3,210,000
3,050,000	Triumph Group, Inc. 8.000%, 11/15/17	3,248,250
3,400,000	Tutor Perini Corp.* 7.625%, 11/01/18	3,485,000
4,025,000	WESCO Distribution, Inc.~ 7.500%, 10/15/17	4,165,875

		48,825,202

	Information Technology (9.4%)
	Advanced Micro Devices, Inc.
3,250,000	7.750%, 08/01/20	3,347,500
1,140,000	8.125%, 12/15/17	1,199,850
	Amkor Technology, Inc.
3,300,000	9.250%, 06/01/16	3,502,125
2,400,000	7.375%, 05/01/18	2,517,000
800,000	Anixter International, Inc. 5.950%, 03/01/15	798,000
1,020,000	Equinix, Inc. 8.125%, 03/01/18	1,106,700
4,280,000	Jabil Circuit, Inc. 8.250%, 03/15/18	4,922,000
5,800,000	Seagate Technology* 6.875%, 05/01/20	5,626,000
1,250,000	ViaSat, Inc. 8.875%, 09/15/16	1,350,000
2,675,000	Xerox Corp.~ 8.000%, 02/01/27	2,721,237

		27,090,412

	Materials (7.4%)
400,000	Airgas, Inc. 7.125%, 10/01/18	436,000
500,000	Allegheny Ludlum Corp. 6.950%, 12/15/25	538,306
1,493,000	Boise Cascade Holdings, LLC 7.125%, 10/15/14	1,478,070
1,300,000	Clearwater Paper Corp.* 7.125%, 11/01/18	1,355,250
3,700,000	Greif, Inc. 7.750%, 08/01/19	4,051,500
1,740,000	Nalco Holding Company 8.250%, 05/15/17	1,920,525
2,250,000	Neenah Paper, Inc. 7.375%, 11/15/14	2,278,125
2,760,000	Silgan Holdings, Inc. 7.250%, 08/15/16	2,967,000
	Steel Dynamics, Inc.
2,300,000	7.750%, 04/15/16	2,458,125
500,000	7.625%, 03/15/20*	537,500
2,000,000	Texas Industries, Inc. 9.250%, 08/15/20	2,155,000
	Union Carbide Corp.
645,000	7.875%, 04/01/23	690,335
350,000	7.500%, 06/01/25	365,782

		21,231,518

	Telecommunication Services (5.3%)
	Frontier Communications Corp.
2,850,000	8.250%, 04/15/17	3,206,250
2,500,000	7.875%, 01/15/27	2,487,500
100,000	9.000%, 08/15/31	106,500
3,125,000	MetroPCS Wireless, Inc. 7.875%, 09/01/18	3,281,250
3,000,000	Qwest Communications International, Inc. 7.750%, 02/15/31	3,097,500
3,000,000	Windstream Corp. 7.750%, 10/15/20	3,112,500

		15,291,500

See accompanying Notes to Schedule of Investments

Calamos High Yield Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

		Utilities (1.4%)
4,150,000		Edison Mission Energy 7.500%, 06/15/13	$4,129,250

		TOTAL CORPORATE BONDS (Cost $222,961,326)	235,926,817

CONVERTIBLE BONDS (4.7%)
		Energy (0.6%)
2,300,000		Global Industries, Ltd. 2.750%, 08/01/27	1,776,750

		Materials (4.1%)
2,900,000		AngloGold Ashanti, Ltd. 3.500%, 05/22/14	3,436,500
3,770,000		Newmont Mining Corp. 3.000%, 02/15/12	4,811,463
		Sino-Forest Corp.*
1,500,000		5.000%, 08/01/13	1,929,375
1,160,000		4.250%, 12/15/16	1,474,650

			11,651,988

		TOTAL CONVERTIBLE BONDS (Cost $12,018,749)	13,428,738

SOVEREIGN BONDS (1.3%)
		Federal Republic of Brazil
500,000	BRL	10.000%, 01/01/12	2,961,022
130,000	BRL	10.000%, 01/01/13	749,623

		TOTAL SOVEREIGN BONDS (Cost $3,633,287)	3,710,645

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (8.5%)
		Consumer Discretionary (0.4%)
8,969		Stanley Black & Decker, Inc. 4.750%	1,046,951

		Consumer Staples (2.5%)
142,000		Archer-Daniels-Midland Company 6.250%	5,924,240
14,000		Bunge, Ltd. 4.875%	1,359,750

			7,283,990

		Energy (0.7%)
30,000		Apache Corp. 6.000%	1,963,200

		Financials (4.3%)
160,000		Affiliated Managers Group, Inc. 5.150%	6,640,000
2,950		Bank of America Corp. 7.250%	2,921,975
2,850		Wells Fargo & Company 7.500%	2,971,125

			12,533,100

		Materials (0.6%)
17,000		Vale, SA 6.750%	1,651,720

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $18,429,846)	24,478,961

NUMBER OF
UNITS			VALUE

STRUCTURED EQUITY-LINKED SECURITIES (1.1%)+*
		Information Technology (0.6%)
75,000		Barclays Capital, Inc. (Nabors Industries, Ltd.) 12.000%, 06/04/11	1,761,750

		Materials (0.5%)
32,000		Credit Suisse Group (Barrick Gold Corp.) 11.000%, 05/24/11	1,546,560

		TOTAL STRUCTURED EQUITY-LINKED SECURITIES (Cost $3,287,786)	3,308,310

NUMBER OF
CONTRACTS			VALUE

PURCHASED OPTIONS (0.0%)#
		Other (0.0%)
500		S & P 500 Index Put, 03/19/11, Strike $950.00 (Cost $511,500)	48,750

NUMBER OF
SHARES			VALUE

SHORT TERM INVESTMENT (0.4%)
1,253,827		Fidelity Prime Money Market Fund - Institutional Class (Cost $1,253,827)	1,253,827

TOTAL INVESTMENTS (97.9%) (Cost $262,096,321)			282,156,048

OTHER ASSETS, LESS LIABILITIES (2.1%)			5,974,784

NET ASSETS (100.0%)			$288,130,832

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2011, the value of 144A securities that could not be exchanged to the registered form is $13,697,960 or 4.8% of net assets.

See accompanying Notes to Schedule of Investments

Calamos High Yield Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

**	General Motors filed for bankruptcy on June 1, 2009 and the bankruptcy plan transferred the assets and liabilities of the company into one of four trusts. The General Unsecured Creditors Trust will resolve the outstanding claims and distribute common stock and warrants of the new General Motors in lieu of cash proceeds.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities aggregate a total value of $6,200,445.
#	Non-income producing security.
+	Structured equity-linked securities are designed to simulate the characteristics of the equity security in the parenthetical.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

CONVERTIBLE BONDS (26.1%)
	Consumer Discretionary (2.8%)
4,000,000	Coinstar, Inc. 4.000%, 09/01/14	$5,180,000
3,600,000	D.R. Horton, Inc. 2.000%, 05/15/14	4,207,500
8,000,000	Gaylord Entertainment Company* 3.750%, 10/01/14	11,120,000
5,000,000	Home Inns & Hotels Management, Inc.* 2.000%, 12/15/15	4,712,500
10,750,000	Interpublic Group of Companies, Inc.~ 4.250%, 03/15/23	11,865,312
6,000,000	JAKKS Pacific, Inc.* 4.500%, 11/01/14	7,890,000
2,500,000	MGM Resorts International* 4.250%, 04/15/15	2,771,875
2,000,000	RadioShack Corp.* 2.500%, 08/01/13	2,050,000
4,400,000	Sotheby’s 3.125%, 06/15/13	5,912,500
4,800,000	Virgin Media, Inc. 6.500%, 11/15/16	7,488,000

		63,197,687

	Consumer Staples (0.9%)
10,800,000	Smithfield Foods, Inc.~ 4.000%, 06/30/13	12,420,000
7,000,000	Tyson Foods, Inc.- Series A~ 3.250%, 10/15/13	8,365,000

		20,785,000

	Energy (0.6%)
7,310,000	James River Coal Company* 4.500%, 12/01/15	8,443,050
4,000,000	Petroleum Development Corp.* 3.250%, 05/15/16	5,075,000

		13,518,050

	Financials (1.3%)
7,000,000	Affiliated Managers Group, Inc. 3.950%, 08/15/38	8,093,750
7,800,000	Jefferies Group, Inc. 3.875%, 11/01/29	8,151,000
8,000,000	Knight Capital Group, Inc.* 3.500%, 03/15/15	7,780,000
4,000,000	PHH Corp. 4.000%, 09/01/14	4,645,000
1,800,000	Radian Group, Inc. 3.000%, 11/15/17	1,701,000

		30,370,750

	Health Care (5.3%)
4,600,000	AMERIGROUP Corp.~ 2.000%, 05/15/12	6,003,000
6,700,000	Beckman Coulter, Inc.~ 2.500%, 12/15/36	7,495,625
15,460,000	Cephalon, Inc.~ 2.500%, 05/01/14	17,179,925
19,500,000	Charles River Laboratories International, Inc.~ 2.250%, 06/15/13	20,036,250
3,000,000	China Medical Technologies, Inc.* 6.250%, 12/15/16	3,266,250
8,500,000	Cubist Pharmaceuticals, Inc. 2.500%, 11/01/17	8,670,000
	Gilead Sciences, Inc.
6,900,000	0.500%, 05/01/11	7,132,875
1,800,000	0.625%, 05/01/13	2,052,000
7,500,000	Kinetic Concepts, Inc.* 3.250%, 04/15/15	8,400,000
14,400,000	LifePoint Hospitals, Inc. 3.500%, 05/15/14	14,508,000
2,000,000	NuVasive, Inc. 2.250%, 03/15/13	1,997,500
10,000,000	Onyx Pharmaceuticals, Inc. 4.000%, 08/15/16	11,650,000
9,000,000	PSS World Medical, Inc.* 3.125%, 08/01/14	11,508,750
2,000,000	Vertex Pharmaceuticals, Inc. 3.350%, 10/01/15	2,142,500

		122,042,675

	Industrials (2.6%)
4,700,000	AGCO Corp. - Series B 1.750%, 12/31/33	10,669,000
19,100,000	Alliant Techsystems, Inc.~ 2.750%, 09/15/11	19,291,000
9,800,000	Covanta Holding Corp. 3.250%, 06/01/14	11,515,000
4,700,000	Genco Shipping & Trading, Ltd. 5.000%, 08/15/15	4,459,125
12,400,000	General Cable Corp.~ 0.875%, 11/15/13	12,601,500

		58,535,625

	Information Technology (9.1%)
17,800,000	Alliance Data Systems Corp.~ 1.750%, 08/01/13	19,424,250
5,000,000	Cadence Design Systems, Inc.* 2.625%, 06/01/15	6,562,500
	Ciena Corp.
7,000,000	4.000%, 03/15/15*	9,152,500
6,400,000	0.875%, 06/15/17	5,504,000
5,000,000	3.750%, 10/15/18*	6,593,750
15,500,000	CommScope, Inc.~ 3.250%, 07/01/15	20,340,727
8,625,000	Comtech Telecommunications Corp. 3.000%, 05/01/29	9,067,031

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

4,605,000		Concur Technologies, Inc.* 2.500%, 04/15/15	$5,485,706
5,000,000		Digital River, Inc.* 2.000%, 11/01/30	4,837,500
14,300,000		EMC Corp. 1.750%, 12/01/11	22,308,000
		Equinix, Inc.
9,300,000		3.000%, 10/15/14	9,776,625
5,000,000		4.750%, 06/15/16	6,543,750
6,550,000		FEI Company~ 2.875%, 06/01/13	7,393,313
10,000,000		GSI Commerce, Inc. 2.500%, 06/01/27	10,850,000
5,250,000		Lawson Software Americas, Inc.~ 2.500%, 04/15/12	5,538,750
7,350,000		Macrovision Solutions Corp. 2.625%, 08/15/11	16,078,125
5,750,000		Micron Technology, Inc. 1.875%, 06/01/27	6,655,625
3,500,000		Quantum Corp.* 3.500%, 11/15/15	3,368,750
2,900,000		RF Micro Devices, Inc. 1.000%, 04/15/14	3,139,250
5,700,000		SanDisk Corp. 1.500%, 08/15/17	6,205,875
5,860,000		Take-Two Interactive Software, Inc. 4.375%, 06/01/14	7,954,950
9,179,000		Tech Data Corp. 2.750%, 12/15/26	9,660,898
3,300,000		TTM Technologies, Inc. 3.250%, 05/15/15	4,108,500

			206,550,375

		Materials (2.4%)
17,000,000		Goldcorp, Inc. 2.000%, 08/01/14	19,890,000
8,550,000		Jaguar Mining, Inc.* 4.500%, 11/01/14	7,556,063
17,200,000		Kinross Gold Corp.~ 1.750%, 03/15/28	17,458,000
7,200,000		Steel Dynamics, Inc. 5.125%, 06/15/14	9,144,000

			54,048,063

		Telecommunication Services (1.1%)
11,500,000		SBA Communications Corp. 1.875%, 05/01/13	13,009,375
11,300,000		tw telecom, Inc. 2.375%, 04/01/26	12,599,500

			25,608,875

		TOTAL CONVERTIBLE BONDS (Cost $546,238,441)	594,657,100

U.S. GOVERNMENT AND AGENCY SECURITIES (9.6%)
		United States Treasury Note
100,000,000		3.500%, 05/15/20	102,007,700
100,000,000		2.625%, 08/15/20~	94,304,700
25,000,000		2.625%, 11/15/20	23,441,400

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $228,207,946)	219,753,800

SYNTHETIC CONVERTIBLE SECURITIES (8.7%)

Corporate Bonds (1.3%)
		Consumer Discretionary (0.2%)
4,500,000		Jarden Corp. 8.000%, 05/01/16	4,910,625

		Energy (0.4%)
1,847,000		Arch Western Finance, LLC 6.750%, 07/01/13	1,874,705
3,630,000		Berry Petroleum Company 8.250%, 11/01/16	3,838,725
3,000,000		Superior Energy Services, Inc.~ 6.875%, 06/01/14	3,045,000

			8,758,430

		Industrials (0.1%)

2,000,000		Deluxe Corp. 5.000%, 12/15/12	2,030,000
1,000,000		FTI Consulting, Inc. 7.750%, 10/01/16	1,055,000

			3,085,000

		Information Technology (0.3%)

5,160,000		Anixter International, Inc.~ 5.950%, 03/01/15	5,147,100
2,000,000		Jabil Circuit, Inc. 7.750%, 07/15/16	2,280,000

			7,427,100

		Materials (0.2%)
3,000,000		Silgan Holdings, Inc.~ 7.250%, 08/15/16	3,225,000

		Telecommunication Services (0.1%)
2,000,000		Windstream Corp. 8.625%, 08/01/16	2,130,000

		TOTAL CORPORATE BONDS	29,536,155

Sovereign Bonds (6.4%)
		Commonwealth of Australia
20,750,000	AUD	5.750%, 04/15/12	20,915,717
5,000,000	AUD	4.750%, 11/15/12	4,971,877
1,800,000	BRL	Federal Republic of Brazil 10.000%, 01/01/13	10,379,401

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

		Government of Canada
10,000,000	CAD	1.500%, 06/01/12	$9,998,602
5,000,000	CAD	1.750%, 03/01/13	5,000,649
5,000,000	CAD	1.250%, 12/01/11	4,994,707
		Government of New Zealand
27,000,000	NZD	6.000%, 11/15/11	21,265,875
4,000,000	NZD	6.000%, 04/15/15	3,259,050
		Government of Singapore
14,000,000	SGD	1.625%, 04/01/13	11,194,780
12,000,000	SGD	1.375%, 10/01/14	9,598,274
110,000,000	NOK	Kingdom of Norway 5.000%, 05/15/15	20,472,392
160,000,000	SEK	Kingdom of Sweden 3.000%, 07/12/16	24,645,604

		TOTAL SOVEREIGN BONDS	146,696,928

NUMBER OF
CONTRACTS			VALUE

Purchased Options (1.0%)#
		Consumer Discretionary (0.1%)
2,000		Bed Bath & Beyond, Inc. Call, 01/21/12, Strike $50.00	850,000
2,000		Harley - Davidson, Inc. Call, 01/21/12, Strike $35.00	1,550,000

			2,400,000

		Energy (0.2%)
5,000		Chesapeake Energy Corp. Call, 01/21/12, Strike $25.00	3,137,500
1,400		Helmerich & Payne, Inc. Call, 01/21/12, Strike $50.00	1,624,000

			4,761,500

		Health Care (0.1%)
2,000		Express Scripts, Inc. Call, 01/21/12, Strike $55.00	1,415,000

		Information Technology (0.3%)
2,000	EUR	ASML Holding, NV Call, 12/16/11, Strike $24.00	2,038,665
1,300		Baidu.com, Inc. Call, 01/21/12, Strike $105.00	2,567,500
2,000		Jabil Circuit, Inc. Call, 01/21/12, Strike $20.00	700,000
3,500		NVIDIA Corp. Call, 01/21/12, Strike $20.00	2,266,250

			7,572,415

		Materials (0.3%)
410	GBP	Anglo American, PLC Call, 06/15/12, Strike $2,400.00	5,786,044

		TOTAL PURCHASED OPTIONS	21,934,959

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $184,241,476)	198,168,042

NUMBER OF
SHARES			VALUE

COMMON STOCKS (52.2%)
		Consumer Discretionary (4.0%)
114,500		Amazon.com, Inc.#	$19,423,780
69,000		Coach, Inc.	3,732,210
408,500		Comcast Corp. - Class A	9,293,375
95,000		DIRECTV - Class A#	4,027,050
310,000		Home Depot, Inc.	11,398,700
115,000		McDonald’s Corp.	8,472,050
10,000		Priceline.com, Inc.#	4,285,200
90,000		Staples, Inc.	2,007,900
210,000		Starbucks Corp.	6,621,300
85,000		Target Corp.	4,660,550
55,000		TJX Companies, Inc.	2,606,450
348,300		Walt Disney Company	13,538,421
50,000		Yum! Brands, Inc.	2,338,000

			92,404,986

		Consumer Staples (5.5%)
250,000		Altria Group, Inc.	5,877,500
360,000		Coca - Cola Company	22,626,000
145,000		Costco Wholesale Corp.	10,416,800
135,000		Kimberly - Clark Corp.	8,738,550
160,800		PepsiCo, Inc.	10,341,048
269,500		Philip Morris International, Inc.	15,426,180
422,800		Procter & Gamble Company	26,691,364
389,500		Wal - Mart Stores, Inc.	21,839,265
110,000		Walgreen Company	4,448,400

			126,405,107

		Energy (7.0%)
117,500		Apache Corp.	14,024,800
110,000		Baker Hughes, Inc.	7,536,100
277,500		Chevron Corp.	26,343,075
153,000		ConocoPhillips	10,933,380
620,820		Exxon Mobil Corp.	50,087,758
219,000		Halliburton Company	9,855,000
185,000		Marathon Oil Corp.	8,454,500
105,000		National Oilwell Varco, Inc.	7,759,500
130,000		Occidental Petroleum Corp.	12,568,400
125,000		Schlumberger, Ltd.	11,123,750

			158,686,263

		Financials (7.9%)
149,000		Aflac, Inc.	8,579,420
1,125,900		Bank of America Corp.	15,458,607
200,000		Bank of New York Mellon Corp.	6,246,000
200,000		Berkshire Hathaway, Inc. - Class B#	16,350,000
170,000		Chubb Corp.	9,848,100
14,250		CME Group, Inc.	4,396,980

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES		VALUE

52,600	Franklin Resources, Inc.	$6,346,190
56,000	Goldman Sachs Group, Inc.	9,162,720
667,700	JPMorgan Chase & Company	30,006,438
284,140	MetLife, Inc.	13,005,088
170,000	Prudential Financial, Inc.	10,456,700
83,000	T. Rowe Price Group, Inc.	5,471,360
150,000	Travelers Companies, Inc.	8,439,000
627,500	US Bancorp	16,942,500
625,000	Wells Fargo & Company	20,262,500

		180,971,603

	Health Care (5.1%)

257,800	Abbott Laboratories	11,642,248
109,000	Amgen, Inc.#	6,003,720
240,200	Bristol - Myers Squibb Company	6,048,236
538,750	Johnson & Johnson	32,201,087
405,000	Medtronic, Inc.	15,519,600
344,200	Merck & Company, Inc.	11,417,114
693,600	Pfizer, Inc.	12,637,392
115,000	Stryker Corp.	6,619,400
155,000	Thermo Fisher Scientific, Inc.#	8,876,850
150,000	UnitedHealth Group, Inc.	6,157,500

		117,123,147

	Industrials (6.1%)

239,000	3M Company	21,012,880
185,000	Caterpillar, Inc.	17,946,850
75,000	Eaton Corp.	8,097,000
60,000	Emerson Electric Company	3,532,800
58,000	FedEx Corp.	5,238,560
1,577,500	General Electric Company	31,770,850
229,000	Honeywell International, Inc.	12,826,290
45,000	Union Pacific Corp.	4,258,350
82,500	United Parcel Service, Inc.	5,908,650
345,000	United Technologies Corp.	28,048,500

		138,640,730

	Information Technology (12.2%)

183,250	Apple, Inc.#	62,180,390
1,225,000	Cisco Systems, Inc.#	25,908,750
275,000	Corning, Inc.	6,107,750
120,000	eBay, Inc.#	3,643,200
71,400	Google, Inc.#	42,865,704
138,400	Hewlett - Packard Company	6,323,496
615,500	Intel Corp.	13,208,630
94,200	International Business Machines Corp.	15,260,400
1,303,400	Microsoft Corp.	36,136,765
55,000	NetApp, Inc.#	3,010,150
1,229,500	Oracle Corp.	39,380,885
367,100	QUALCOMM, Inc.	19,871,123
120,000	Texas Instruments, Inc.	4,069,200

		277,966,443

	Materials (1.9%)

130,000	Dow Chemical Company	4,612,400
123,000	E.I. du Pont de Nemours and Company	6,233,640
95,000	Freeport - McMoRan Copper & Gold, Inc.	10,331,250
52,000	Monsanto Company	3,815,760
169,000	Newmont Mining Corp.	9,306,830
90,000	Nucor Corp.	4,131,900
45,000	PPG Industries, Inc.	3,792,600

		42,224,380

	Telecommunication Services (1.2%)
535,100	AT&T, Inc.	14,725,952
335,000	Verizon Communications, Inc.	11,932,700

		26,658,652

	Utilities (1.3%)
215,000	Dominion Resources, Inc.	9,361,100
419,600	Duke Energy Corp.	7,502,448
75,000	Edison International	2,721,000
55,000	Entergy Corp.	3,969,350
122,000	PG&E Corp.	5,646,160

		29,200,058

	TOTAL COMMON STOCKS (Cost $1,178,896,977)	1,190,281,369

NUMBER OF
CONTRACTS		VALUE

PURCHASED OPTIONS (0.2%)#
	Industrials (0.0%)
500	Genco Shipping & Trading, Ltd. Put, 07/16/11, Strike $9.00	25,000

	Materials (0.0%)
1,370	Jaguar Mining, Inc. Put, 03/19/11, Strike $5.00	13,700

	Other (0.2%)
	S & P 500 Index
1,150	Put, 03/19/11, Strike $1,275.00	3,024,500
1,000	Put, 02/19/11, Strike $1,140.00	172,500
900	Put, 03/19/11, Strike $1,125.00	409,500
500	Put, 02/19/11, Strike $1,150.00	96,250
500	Put, 03/19/11, Strike $1,200.00	502,500
500	Put, 03/19/11, Strike $1,100.00	182,500
500	Put, 04/16/11, Strike $1,250.00	1,365,000

		5,752,750

	TOTAL PURCHASED OPTIONS (Cost $16,778,874)	5,791,450

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES			VALUE

SHORT TERM INVESTMENT (2.8%)
63,486,096		Fidelity Prime Money Market Fund - Institutional Class (Cost $63,486,096)	$63,486,096

		TOTAL INVESTMENTS (99.6%) (Cost $2,217,849,810)	2,272,137,857

OTHER ASSETS, LESS LIABILITIES (0.4)%			9,640,088

NET ASSETS (100.0%)			$2,281,777,945

PRINCIPAL
AMOUNT			VALUE

U.S. GOVERNMENT AND AGENCY SECURITIES SOLD SHORT (-9.9%)#
		United States Treasury Note
(150,000,000)		0.500%, 11/30/12	(149,970,750)
(50,000,000)		0.375%, 09/30/12	(49,925,800)
(25,000,000)		0.625%, 01/31/13	(25,031,250)

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES SOLD SHORT (Proceeds $225,112,612)	(224,927,800)

NUMBER OF
SHARES			VALUE

COMMON STOCKS SOLD SHORT (-13.4%)#
		Consumer Discretionary (-1.7%)
(50,000)		Bed Bath & Beyond, Inc.	(2,400,000)
(55,000)		Coinstar, Inc.	(2,276,450)
(152,700)		D.R. Horton, Inc.	(1,891,953)
(221,200)		Gaylord Entertainment Company	(7,374,808)
(80,000)		Harley - Davidson, Inc.	(3,172,000)
(63,000)		Home Inns & Hotels Management, Inc.	(2,124,990)
(397,400)		Interpublic Group of Companies, Inc.	(4,248,206)
(301,500)		JAKKS Pacific, Inc.	(5,212,935)
(92,100)		MGM Resorts International	(1,365,843)
(20,000)		RadioShack Corp.	(303,000)
(98,100)		Sotheby’s	(3,953,430)
(195,000)		Virgin Media, Inc.	(4,906,200)

			(39,229,815)

		Consumer Staples (-0.4%)
(283,100)		Smithfield Foods, Inc.	(5,636,521)
(250,900)		Tyson Foods, Inc. - Class A	(4,127,305)

			(9,763,826)

		Energy (-0.7%)
(175,000)		Chesapeake Energy Corp.	(5,167,750)
(42,000)		Helmerich & Payne, Inc.	(2,466,660)
(244,385)		James River Coal Company	(5,494,997)
(56,500)		Petroleum Development Corp.	(2,571,315)

			(15,700,722)

		Financials (-0.5%)
(27,940)		Affiliated Managers Group, Inc.	(2,845,130)
(94,650)		Jefferies Group, Inc.	(2,367,197)
(196,900)		Knight Capital Group, Inc.	(2,729,034)
(111,700)		PHH Corp.	(2,668,513)
(93,700)		Radian Group, Inc.	(672,766)

			(11,282,640)

		Health Care (-2.4%)
(83,500)		AMERIGROUP Corp.	(4,372,895)
(125,500)		Cephalon, Inc.	(7,414,540)
(200,125)		Charles River Laboratories International, Inc.	(7,674,794)
(113,000)		China Medical Technologies, Inc.	(1,387,640)
(176,500)		Cubist Pharmaceuticals, Inc.	(3,872,410)
(70,600)		Express Scripts, Inc.	(3,976,898)
(94,000)		Gilead Sciences, Inc.	(3,607,720)
(73,000)		Kinetic Concepts, Inc.	(3,367,490)
(158,650)		LifePoint Hospitals, Inc.	(5,584,480)
(13,300)		NuVasive, Inc.	(371,668)
(150,250)		Onyx Pharmaceuticals, Inc.	(5,301,571)
(302,100)		PSS World Medical, Inc.	(7,199,043)
(21,000)		Vertex Pharmaceuticals, Inc.	(816,690)

			(54,947,839)

		Industrials (-0.9%)
(211,200)		AGCO Corp.	(10,707,840)
(231,930)		Covanta Holding Corp.	(3,924,255)
(130,500)		Genco Shipping & Trading, Ltd.	(1,508,580)
(135,600)		General Cable Corp.	(5,018,556)

			(21,159,231)

		Information Technology (-4.9%)
(136,200)		Alliance Data Systems Corp.	(9,634,788)
(71,950	) EUR	ASML Holding, NV	(3,016,675)
(69,000)		Baidu.com, Inc.	(7,495,470)
(493,400)		Cadence Design Systems, Inc.	(4,282,712)
(488,000)		Ciena Corp.	(10,750,640)
(141,800)		Comtech Telecommunications Corp.	(3,978,908)
(53,500)		Concur Technologies, Inc.	(2,730,105)
(54,061)		Digital River, Inc.	(1,715,896)
(578,800)		EMC Corp.	(14,406,332)
(61,000)		Equinix, Inc.	(5,393,620)
(95,980)		FEI Company	(2,615,455)
(226,600)		GSI Commerce, Inc.	(5,220,864)
(70,000)		Jabil Circuit, Inc.	(1,414,700)
(39,950)		Lawson Software Americas, Inc.	(375,530)
(369,550)		Micron Technology, Inc.	(3,895,057)
(140,000)		NVIDIA Corp.	(3,348,800)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES			VALUE

(565,000)		Quantum Corp.	$(1,519,850)
(217,000)		RF Micro Devices, Inc.	(1,458,240)
(247,150)		Rovi Corp.	(15,263,984)
(88,800)		SanDisk Corp.	(4,028,856)
(410,000)		Take-Two Interactive Software, Inc.	(5,114,750)
(33,800)		Tech Data Corp.	(1,585,558)
(144,400)		TTM Technologies, Inc.	(2,295,960)

			(111,542,750)

		Materials (-1.2%)
(194,500	) GBP	Anglo American, PLC	(9,535,943)
(218,900)		Goldcorp, Inc.	(8,801,969)
(300,000)		Jaguar Mining, Inc.	(1,788,000)
(119,800)		Kinross Gold Corp.	(1,993,472)
(203,500)		Steel Dynamics, Inc.	(3,703,700)

			(25,823,084)

		Telecommunication Services (-0.7%)
(198,000)		SBA Communications Corp.	(8,078,400)
(429,600)		tw telecom, Inc.	(7,367,640)

			(15,446,040)

		TOTAL COMMON STOCKS SOLD SHORT (Proceeds $262,456,428)	(304,895,947)

NUMBER OF
CONTRACTS			VALUE

WRITTEN OPTIONS (-0.6%)#
		Consumer Discretionary (0.0%)
200		Coinstar, Inc. Call, 07/16/11, Strike $47.50	(55,500)

		Health Care (0.0%)
325		Gilead Sciences, Inc. Call, 01/21/12, Strike $40.00	(105,625)

		Other (-0.6%)
		S & P 500 Index
1,000		Call, 02/19/11, Strike $1,250.00	(4,280,000)
1,000		Call, 02/19/11, Strike $1,230.00	(6,000,000)
1,000		Call, 03/19/11, Strike $1,300.00	(1,955,000)
500		Call, 03/19/11, Strike $1,325.00	(477,500)

			(12,712,500)

		TOTAL WRITTEN OPTIONS (Premium $7,274,426)	(12,873,625)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2011, the value of 144A securities that could not be exchanged to the registered form is $100,394,194 or 4.4% of net assets.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and securities sold short. The aggregate value of such securities aggregate a total value of $169,492,983.

#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	European Monetary Unit
GBP	British Pound Sterling
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
SEK	Swedish Krona

Note:  Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Investment Trust, a Massachusetts business trust organized December 21, 1987 (the “Trust”), consists of thirteen series, Growth Fund, Value Fund, Blue Chip Fund, Discovery Growth Fund, International Growth Fund, Evolving World Growth Fund, Global Equity Fund, Growth and Income Fund, Global Growth and Income Fund, Convertible Fund, Total Return Bond Fund, High Yield Fund, and Market Neutral Income Fund, (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940 as amended (the “1940 Act”) as an open-end management investment company. The Trust currently offers Class A, Class C, Class I and Class R shares of each of the Funds. Class B shares continue to be outstanding, but are no longer an offered class of shares.

Fund Valuation. The valuation of the Funds’ securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time the Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31, 2011.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Funds may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

NOTE 2 – INVESTMENTS

The following information is presented on a federal income tax basis as of January 31, 2011. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at January 31, 2011 was as follows:

				Discovery	International
	Growth	Value	Blue Chip	Growth	Growth
	Fund	Fund	Fund	Fund	Fund

Cost basis of investments	$7,046,209,949	$44,529,760	$51,805,745	$22,249,780	$265,389,586

Gross unrealized appreciation	$2,377,663,721	$9,790,652	$14,790,807	$5,319,059	$89,692,300
Gross unrealized depreciation	$(244,349,265)	$(492,569)	$(292,351)	$(859,493)	$(4,833,013)

Net unrealized appreciation (depreciation)	$2,133,314,456	$9,298,083	$14,498,456	$4,459,566	$84,859,287

	Evolving			Global Growth
	World Growth	Global Equity	Growth and	and Income	Convertible
	Fund	Fund	Income Fund	Fund	Fund

Cost basis of investments	$114,442,100	$52,794,345	$3,454,657,811	$1,354,916,672	$3,197,879,009

Gross unrealized appreciation	$26,377,652	$15,600,600	$877,248,627	$272,875,545	$571,285,587
Gross unrealized depreciation	$(2,241,288)	$(491,088)	$(13,215,860)	$(3,485,945)	$(44,971,925)

Net unrealized appreciation (depreciation)	$24,136,364	$15,109,512	$864,032,767	$269,389,600	$526,313,662

			Total Return	High Yield	Market Neutral
			Bond Fund	Fund	Income Fund

Cost basis of investments			$202,894,432	$262,504,365	$2,193,314,057

Gross unrealized appreciation			$9,829,646	$22,519,840	$159,210,952
Gross unrealized depreciation			$(623,812)	$(2,868,157)	$(80,387,152)

Net unrealized appreciation (depreciation)			$9,205,834	$19,651,683	$78,823,800

NOTE 3 –	SHORT SALES

Securities sold short represent obligations to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

NOTE 4 –	SYNTHETIC CONVERTIBLE SECURITIES

A Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or purchased options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

A Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 5 –	STRUCTURED EQUITY-LINKED SECURITIES

The Funds may also invest in structured equity-linked securities created by third parties, typically investment banks. Structured equity-linked securities created by such parties may be designed to simulate the characteristics of traditional convertible securities or may be designed to alter or emphasize a particular feature. Traditional convertible securities typically offer stable cash flows with the ability to participate in capital appreciation of the underlying common stock. Because traditional convertible securities are exercisable at the option of the holder, the holder is protected against downside risk. Structured equity-linked securities may alter these characteristics by offering enhanced yields in exchange for reduced capital appreciation or less downside protection, or any combination of these features. Structured equity-linked instruments may include structured notes, equity-linked notes, mandatory convertibles and combinations of securities and instruments, such as a debt instrument combined with a forward contract.

NOTE 6 –	VALUATIONS

Various inputs are used to determine the value of the Funds’ investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•	Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•	Level 3 — Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities (including U.S. government and government agency obligations) are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Funds’ investments.

The following is a summary of the inputs used in valuing the Funds’ holdings at fair value:

	Growth Fund

	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$8,430,676,409	$431,879,909	$—	$8,862,556,318
Purchased Options	1,918,500			$1,918,500
Short Term Investment	315,049,587			$315,049,587
Forward Contracts		8,287		$8,287

Total	$8,747,644,496	$431,888,196	$—	$9,179,532,692

Liabilities:
Forward Contracts		7,658,599		7,658,599

Total	$—	$7,658,599	$—	$7,658,599

	Value Fund

	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$48,126,801	$5,483,132	$—	$53,609,933
Purchased Options	7,800			$7,800
Short Term Investment	210,110			$210,110

	$48,344,711	$5,483,132	$—	$53,827,843

	Blue Chip Fund

	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$62,442,735	$3,145,797	$—	$65,588,532
Purchased Options	34,339			$34,339
Short Term Investment	681,330			$681,330
Forward Contracts		62		$62

	$63,158,404	$3,145,859	$—	$66,304,263

Liabilities:
Forward Contracts		313,814		313,814

Total	$—	$313,814	$—	$313,814

	Discovery Growth Fund

	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$26,254,877	$—	$—	$26,254,877
Purchased Options	38,550			$38,550
Short Term Investment	415,919			$415,919

	$26,709,346	$—	$—	$26,709,346

	International Growth Fund

	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$101,659,328	$234,763,097	$—	$336,422,425
Purchased Options	473,900			$473,900
Short Term Investment	13,352,548			$13,352,548

	$115,485,776	$234,763,097	$—	$350,248,873

	Evolving World Growth Fund

	Level 1	Level 2	Level 3	Total

Assets:
Convertible Bonds	$—	$27,660,430	$—	$27,660,430
Convertible Preferred Stocks	3,501,260	1,550,928		$5,052,188
Common Stocks	36,965,632	63,282,293		$100,247,925
Purchased Options	209,785			$209,785
Short Term Investment	5,408,136			$5,408,136

	$46,084,813	$92,493,651	$—	$138,578,464

	Global Equity Fund

	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$37,861,247	$26,379,091	$—	$64,240,338
Purchased Options	81,975			$81,975
Short Term Investment	3,581,544			$3,581,544
Forward Contracts		27,005		$27,005

	$41,524,766	$26,406,096	$—	$67,930,862

Liabilities:
Forward Contracts		292,210		292,210

Total	$—	$292,210	$—	$292,210

	Growth and Income Fund

	Level 1	Level 2	Level 3	Total

Assets:
Convertible Bonds	$—	$1,565,058,103	$—	$1,565,058,103
Synthetic Convertible Securities (Sovereign Bonds)		260,257,072		$260,257,072
Synthetic Convertible Securities (Purchased Options)	35,934,125			$35,934,125
Convertible Preferred Stocks	191,381,558	125,486,200		$316,867,758
Common Stocks	1,867,721,506	141,506,743		$2,009,228,249
Purchased Options	806,250			$806,250
Short Term Investment	130,539,021			$130,539,021
Forward Contracts		772,874		$772,874

	$2,226,382,460	$2,093,080,992	$—	$4,319,463,452

Liabilities:
Written Options	2,214,675			$2,214,675
Forward Contracts		7,345,507		$7,345,507

Total	$2,214,675	$7,345,507	$—	$9,560,182

	Global Growth and Income Fund

	Level 1	Level 2	Level 3	Total

Assets:
Convertible Bonds	$—	$610,514,118	$—	$610,514,118
Synthetic Convertible Securities (Sovereign Bonds)		110,128,147		$110,128,147
Synthetic Convertible Securities (Purchased Options)	16,525,072			$16,525,072
Convertible Preferred Stocks	67,903,220	23,885,600		$91,788,820
Common Stocks	291,891,327	465,207,633		$757,098,960
Purchased Options	479,900			$479,900
Short Term Investment	37,771,255			$37,771,255
Forward Contracts		1,189,397		$1,189,397

	$414,570,774	$1,210,924,895	$—	$1,625,495,669

Liabilities:
Forward Contracts		8,088,333		8,088,333

Total	$—	$8,088,333	$—	$8,088,333

	Convertible Fund
	Level 1	Level 2	Level 3	Total

Assets:
Convertible Bonds	$—	$2,267,138,285	$—	$2,267,138,285
Synthetic Convertible Securities (Sovereign Bonds)		305,447,113		$305,447,113
Synthetic Convertible Securities (Purchased Options)	64,014,890			$64,014,890
Convertible Preferred Stocks	219,751,070	112,318,500		$332,069,570
Common Stocks	530,343,920	109,687,329		$640,031,249
Purchased Options	3,034,750			$3,034,750
Short Term Investment	112,456,814			$112,456,814
Forward Contracts		353,163		$353,163

	$929,601,444	$2,794,944,390	$—	$3,724,545,834

Liabilities:
Forward Contracts		2,525,045		$2,525,045

Total	$—	$2,525,045	$—	$2,525,045

	Total Return Bond Fund

	Level 1	Level 2	Level 3	Total

Assets:
Corporate Bonds	$—	$105,072,574	$—	$105,072,574
Convertible Bonds		7,108,037		$7,108,037
Sovereign Bonds		44,575,373		$44,575,373
U.S. Government and Agency Securities		35,508,793		$35,508,793
Residential Mortgage Backed Securities		15,307,777		$15,307,777
Short Term Investment	4,527,712			$4,527,712

	$4,527,712	$207,572,554	$—	$212,100,266

	High Yield Fund Fund

	Level 1	Level 2	Level 3	Total

Assets:
Corporate Bonds	$—	$235,926,817	$—	$235,926,817
Convertible Bonds		13,428,738		$13,428,738
Sovereign Bonds		3,710,645		$3,710,645
Convertible Preferred Stocks	14,516,011	9,962,950		$24,478,961
Structured Equity-Linked Securities		3,308,310		$3,308,310
Purchased Options	48,750			$48,750
Short Term Investment	1,253,827			$1,253,827

	$15,818,588	$266,337,460	$—	$282,156,048

	Market Neutral Fund

	Level 1	Level 2	Level 3	Total

Assets:
Convertible Bonds	$—	$594,657,100	$—	$594,657,100
U.S. Government and Agency Securities		219,753,800		$219,753,800
Synthetic Convertible Securities (Corporate Bonds)		29,536,155		$29,536,155
Synthetic Convertible Securities (Sovereign Bonds)		146,696,928		$146,696,928
Synthetic Convertible Securities (Purchased Options)	21,934,959			$21,934,959
Common Stocks	1,190,281,369			$1,190,281,369
Purchased Options	5,791,450			$5,791,450
Short Term Investment	63,486,096			$63,486,096

	$1,281,493,874	$990,643,983	$—	$2,272,137,857

Liabilities:
U.S. Government and Agency Securities sold short		224,927,800		$224,927,800
Common Stocks sold short	292,343,329	12,552,618		$304,895,947
Written Options	12,873,625			$12,873,625

Total	$305,216,954	$237,480,418	$—	$542,697,372

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
     (a) Certification of Principal Executive Officer.
     (b) Certification of Principal Financial Officer.

SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 24, 2011

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	March 24, 2011
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Investment Trust

By: Name:	/s/ John P. Calamos, Sr. John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 24, 2011

By: Name:	/s/ Nimish S. Bhatt Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	March 24, 2011